                                                             OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  January 31, 2016
                                                     Estimated average burden
                                                     hours per response.....
                                                     10.5

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-10395

                         Pioneer Pioneer Series Trust VII
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Emerging Markets Local Currency Debt Fund

 Schedule of Investments 1/31/14 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 S&P/Moody's

 Ratings

 Value

 CORPORATE BONDS - 37.4%

 Transportation - 2.6%

 Railroads - 2.6%

 RUB

 12,000,000

 BBB/Baa1

 Russian Railways via RZD Capital Plc, 8.3%, 4/2/19

 $

 327,552

 Total Transportation

 $

 327,552

 Food, Beverage & Tobacco - 1.4%

 Agricultural Products - 1.4%

 BRL

 500,000

 NR/Ba2

 Cosan Luxembourg SA, 9.5%, 3/14/18

 $

 172,517

 Total Food, Beverage & Tobacco

 $

 172,517

 Banks - 17.3%

 Diversified Banks - 17.3%

 TRY

 850,000

 NR/Baa2

 Akbank TAS, 7.5%, 2/5/18

 $

 314,292

 BRL

 700,000

 BBB-/Baa3

 Banco ABC Brasil SA, 8.5%, 3/28/16

 261,833

 BRL

 300,000

 BBB/Baa2

 Banco Santander Brasil SA Cayman Islands, 8.0%, 3/18/16

 113,768

 CLP

 50,000,000

 A/Aa3

 Banco Santander Chile, 6.5%, 9/22/20 (144A)

 89,122

 RUB

 13,000,000

 NR/Aa3

 Export-Import Bank of Korea, 7.55%, 8/27/15

 354,499

 TRY

 270,000

 NR/Aa3

 Export-Import Bank of Korea, 8.2%, 5/31/16

 111,656

 RUB

 12,000,000

 NR/Baa3

 Gazprombank OJSC Via GPB Eurobond Finance Plc, 8.617%, 12/15/15

 338,027

 NGN

 50,000,000

 AAA/Aaa

 International Bank for Reconstruction & Development, 10.0%, 10/28/15

 296,757

 BRL

 400,000

 NR/Baa2

 Itau Unibanco Holding SA, 10.5%, 11/23/15

 162,052

 120,000

 NR/Baa2

 Standard Bank Plc, 8.125%, 12/2/19

 133,980

 $

 2,175,986

 Total Banks

 $

 2,175,986

 Diversified Financials - 8.2%

 Other Diversified Financial Services - 8.2%

 BRL

 700,000

 NR/Baa2

 Banco Safra SA, 10.25%, 8/8/16

 $

 270,101

 ZAR

 6,600,000

 A-/NR

 Development Bank of Southern Africa, Ltd., 0.0%, 12/31/27 (c)

 160,487

 PLN

 870,000

 AAA/Aaa

 European Investment Bank, 4.25%, 10/25/22

 277,571

 RUB

 12,000,000

 BBB/Baa3

 Federal Grid Co OJS via Federal Grid Finance, Ltd., 8.446%, 3/13/19

 324,208

 $

 1,032,367

 Total Diversified Financials

 $

 1,032,367

 Telecommunication Services - 3.6%

 Integrated Telecommunication Services - 0.9%

 BRL

 300,000

 BBB-/Baa3

 Oi SA, 9.75%, 9/15/16

 $

 109,106

 Wireless Telecommunication Services - 2.7%

 MXN

 5,000,000

 A-/A2

 America Movil SAB de CV, 6.45%, 12/5/22

 $

 338,932

 Total Telecommunication Services

 $

 448,038

 Utilities - 3.2%

 Electric Utilities - 0.9%

 ZAR

 2,000,000

 BBB/Baa3

 Eskom Holdings SOC, Ltd., 0.0%, 12/31/18 (c)

 $

 111,133

 Independent Power Producers & Energy Traders - 2.3%

 COP

 560,000,000

 BBB/NR

 Emgesa SA ESP, 8.75%, 1/25/21

 $

 287,094

 Total Utilities

 $

 398,227

 Government - 1.1%

 Government - 1.1%

 IDR

 1,750,000,000

 NR/Aaa

 Kommunalbanken AS, 4.25%, 9/10/14

 $

 139,713

 Total Government

 $

 139,713

 TOTAL CORPORATE BONDS

 (Cost $5,911,761)

 $

 4,694,400

 FOREIGN GOVERNMENT BONDS - 57.6%

 BRL

 250,000

 A-/Baa2

 Brazil Letras do Tesouro Nacional, 0.0%, 7/1/15 (c)

 $

 88,085

 BRL

 200,000

 A-/Baa2

 Brazil Letras do Tesouro Nacional, 0.0%, 7/1/16 (c)

 61,874

 COP

 250,000,000

 BBB/Baa3

 Colombia Government International Bond, 7.75%, 4/14/21

 133,934

 ZAR

 3,000,000

 NR/NR

 Eskom Holdings SOC, Ltd., 10.0%, 1/25/23

 282,467

 HUF

 30,000,000

 BB/Ba1

 Hungary Government Bond, 6.75%, 2/24/17

 137,338

 HUF

 40,000,000

 BB/Ba1

 Hungary Government Bond, 7.5%, 11/12/20

 190,341

 HUF

 50,000,000

 BB/Ba1

 Hungary Government Bond, 7.75%, 8/24/15

 229,102

 IDR

 2,200,000,000

 NR/Baa3

 Indonesia Treasury Bond, 10.0%, 9/15/24

 189,640

 IDR

 1,500,000,000

 NR/Baa3

 Indonesia Treasury Bond, 10.5%, 8/15/30

 132,064

 IDR

 2,000,000,000

 NR/Baa3

 Indonesia Treasury Bond, 11.0%, 9/15/25

 183,047

 IDR

 2,000,000,000

 BB+/Baa3

 Indonesia Treasury Bond, 12.8%, 6/15/21

 198,608

 MYR

 920,000

 A/A3

 Malaysia Government Bond, 3.58%, 9/28/18

 271,952

 MYR

 800,000

 NR/A3

 Malaysia Government Bond, 3.741%, 2/27/15

 240,850

 MYR

 900,000

 NR/A3

 Malaysia Government Bond, 4.012%, 9/15/17

 272,523

 MYR

 670,000

 NR/A3

 Malaysia Government Bond, 4.16%, 7/15/21

 199,363

 MYR

 670,000

 NR/A3

 Malaysia Government Bond, 4.378%, 11/29/19

 203,706

 MXN

 2,800,000

 A/Baa1

 Mexican Bonos, 10.0%, 11/20/36

 260,940

 MXN

 2,000,000

 A/Baa1

 Mexican Bonos, 10.0%, 12/5/24

 188,015

 MXN

 3,700,000

 A/Baa1

 Mexican Bonos, 6.0%, 6/18/15

 284,634

 MXN

 3,200,000

 A/Baa1

 Mexican Bonos, 8.5%, 12/13/18

 270,997

 PEN

 330,000

 A-/Baa2

 Peru Government Bond, 7.84%, 8/12/20

 130,118

 PEN

 400,000

 A-/Baa2

 Peru Government Bond, 8.2%, 8/12/26

 161,034

 PLN

 897,358

 A/A2

 Poland Government Bond, 3.0%, 8/24/16

 296,847

 PLN

 500,000

 A/A2

 Poland Government Bond, 4.0%, 10/25/23

 149,860

 PLN

 900,000

 A/A2

 Poland Government Bond, 4.75%, 10/25/16

 294,610

 PLN

 600,000

 A/A2

 Poland Government Bond, 4.75%, 4/25/17

 196,007

 PLN

 300,000

 A/A2

 Poland Government Bond, 5.25%, 10/25/17

 99,431

 ZAR

 3,605,940

 NR/Baa1

 South Africa Government Bond - CPI Linked, 2.75%, 1/31/22

 333,538

 ZAR

 2,000,000

 NR/Baa1

 South Africa Government Bond, 6.75%, 3/31/21

 163,237

 THB

 20,000,000

 A-/Baa1

 Thailand Government Bond, 3.625%, 6/16/23

 590,378

 THB

 8,200,000

 A-/Baa1

 Thailand Government Bond, 5.125%, 3/13/18

 266,653

 TRY

 347,573

 NR/NR

 Turkey Government Bond, 4.5%, 2/11/15

 155,350

 TRY

 696,335

 NR/NR

 Turkey Government Bond, 7.0%, 10/1/14

 312,616

 TRY

 150,000

 NR/Baa3

 Turkey Government Bond, 9.0%, 3/5/14

 66,179

 $

 7,235,338

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $8,378,900)

 $

 7,235,338

 TEMPORARY CASH INVESTMENT - 0.8%

 Repurchase Agreement - 0.8%

 MXN

 1,300,000

 BB/NR

 Consubanco SA Institucion de Banca Multiple, 0.0%, 4/16/14 (c)

 $

 95,911

 TOTAL TEMPORARY CASH INVESTMENT

 (Cost $104,617)

 $

 95,911

 TOTAL INVESTMENT IN SECURITIES - 95.8%

 (Cost $14,395,278) (a)

 $

 12,025,649

 OTHER ASSETS & LIABILITIES - 4.2%

 $

 524,857

 TOTAL NET ASSETS - 100.0%

 $

 12,550,506

 NR

 Not rated by either S&P or Moody's.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At January 31, 2014, the value of these securities amounted to $89,122 or 0.7% of total net assets.

 (a)

 At January 31, 2014, the net unrealized depreciation on investments based on cost for federal income tax purposes of $14,395,278 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 38,150

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (2,407,779)

 Net unrealized depreciation

 $

 (2,369,629)

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at period end

 (c)

 Security issued with a zero coupon.  Income is earned through accretion of discount.

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 BRL

 Brazilian Real

 CLP

 Chilean Peso

 COP

 Colombian Peso

 HUF

 Hungarian Forint

 IDR

 Indonesian Rupiah

 MXN

 Mexican Peso

 MYR

 Malaysian Ringgit

 NGN

 Nigerian Naira

 PEN

 Peruvian Nuevo Sol

 PLN

 Polish Zloty

 RUB

 Russian Ruble

 THB

 Thai Baht

 TRY

 Turkish Lira

 ZAR

 South African Rand

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  See Notes to Financial Statements — Note 1A.

 Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)  See Notes to Financial Statements — Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of January 31, 2014, in valuing the Portfolio's investments:

 Level 1

 Level 2

 Level 3

 Total

 Corporate Bonds

$
-

$
4,694,400

$
-

$
4,694,400

 Foreign Government Bonds

-

7,235,338

-

7,235,338

 Repurchase Agreement

-

95,911

-

95,911

 Total

$
-

$
12,025,649

$
-

$
12,025,649

 During the period ended January 31, 2014, there were no transfers between Levels 1, 2 and 3.

 Pioneer Global High Yield Fund

 Schedule of Investments 1/31/14 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 S&P/Moody's

 Ratings

 CONVERTIBLE CORPORATE BONDS - 5.2%

 Energy - 0.6%

 Oil & Gas Drilling - 0.1%

 2,475,000

 NR/NR

 Vantage Drilling Co., 7.875%, 9/1/42

 $

 2,789,016

 Oil & Gas Exploration & Production - 0.4%

 7,610,000

 NR/NR

 Cobalt International Energy, Inc., 2.625%, 12/1/19

 $

 6,772,900

 Coal & Consumable Fuels - 0.1%

 1,075,000

 CCC+/NR

 Alpha Appalachia Holdings, Inc., 3.25%, 8/1/15

 $

 1,079,031

 374,000

 CCC/NR

 James River Coal Co., 10.0%, 6/1/18 (144A)

 111,732

 $

 1,190,763

 Total Energy

 $

 10,752,679

 Materials - 0.9%

 Construction Materials - 0.9%

 10,300,000

 NR/NR

 Cemex SAB de CV, 3.75%, 3/15/18

 $

 14,523,000

 Total Materials

 $

 14,523,000

 Capital Goods - 0.1%

 Electrical Components & Equipment - 0.1%

 1,250,000

 B/B3

 General Cable Corp., 4.5%, 11/15/29 (Step)

 $

 1,342,188

 Total Capital Goods

 $

 1,342,188

 Automobiles & Components - 0.5%

 Automobile Manufacturers - 0.5%

 4,894,000

 BBB-/Baa3

 Ford Motor Co., 4.25%, 11/15/16

 $

 8,696,026

 Total Automobiles & Components

 $

 8,696,026

 Consumer Durables & Apparel - 0.3%

 Homebuilding - 0.3%

 4,640,000

 B/B2

 KB Home, 1.375%, 2/1/19

 $

 4,811,100

 Total Consumer Durables & Apparel

 $

 4,811,100

 Food, Beverage & Tobacco - 0.1%

 Distillers & Vintners - 0.1%

 2,165,883

 NR/NR

 CEDC Finance Corp International, Inc., 10.0%, 4/30/18 (PIK)

 $

 1,908,674

 Tobacco - 0.0% †

 775,000

 CCC+/Caa2

 Alliance One International, Inc., 5.5%, 7/15/14

 $

 788,562

 Total Food, Beverage & Tobacco

 $

 2,697,236

 Pharmaceuticals, Biotechnology & Life Sciences - 0.1%

 Biotechnology - 0.1%

 1,000,000

 NR/NR

 Cubist Pharmaceuticals, Inc., 1.125%, 9/1/18 (144A)

 $

 1,179,375

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 1,179,375

 Real Estate - 0.2%

 Real Estate Operating Companies - 0.2%

 2,805,000

 B+/B2

 Forest City Enterprises, Inc., 4.25%, 8/15/18

 $

 3,076,734

 Total Real Estate

 $

 3,076,734

 Software & Services - 0.9%

 Internet Software & Services - 0.5%

 3,750,000

 NR/NR

 WebMD Health Corp., 1.5%, 12/1/20 (144A)

 $

 4,136,719

 3,485,000

 NR/NR

 WebMD Health Corp., 2.5%, 1/31/18

 3,646,181

 $

 7,782,900

 Application Software - 0.4%

 1,025,000

 NR/NR

 Mentor Graphics Corp., 4.0%, 4/1/31

 $

 1,238,328

 6,365,000

 BB-/NR

 Nuance Communications, Inc., 2.75%, 11/1/31

 6,309,306

 $

 7,547,634

 Total Software & Services

 $

 15,330,534

 Technology Hardware & Equipment - 0.2%

 Computer Storage & Peripherals - 0.1%

 1,755,000

 BB/NR

 SanDisk Corp., 0.5%, 10/15/20 (144A)

 $

 1,752,806

 Electronic Components - 0.1%

 1,605,000

 BB+/NR

 Vishay Intertechnology, Inc., 2.25%, 5/15/41 (144A)

 $

 1,415,409

 Total Technology Hardware & Equipment

 $

 3,168,215

 Semiconductors & Semiconductor Equipment - 1.3%

 Semiconductor Equipment - 0.8%

 3,400,000

 BBB/Baa1

 Lam Research Corp., 1.25%, 5/15/18

 $

 4,033,250

 5,515,000

 BBB/NR

 Novellus Systems, Inc., 2.625%, 5/15/41

 8,703,359

 $

 12,736,609

 Semiconductors - 0.5%

 10,750,000

 NR/NR

 ReneSola, Ltd., 4.125%, 3/15/18 (144A)

 $

 8,445,469

 535,000

 NR/NR

 Suntech Power Holdings Co., Ltd., 3.0%, 3/15/13 (e)

 42,800

 $

 8,488,269

 Total Semiconductors & Semiconductor Equipment

 $

 21,224,878

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $76,780,097)

 $

 86,801,965

 PREFERRED STOCKS - 2.6%

 Energy - 0.2%

 Oil & Gas Storage & Transportation - 0.2%

 131,100

 7.62

 B+/Ba2

 NuStar Logistics LP, Floating Rate Note, 1/15/43

 $

 3,441,375

 Total Energy

 $

 3,441,375

 Transportation - 0.2%

 Air Freight & Logistics - 0.2%

 3,428

 NR/NR

 CEVA Group Plc, 12/31/14 (c)*

 $

 3,428,170

 Total Transportation

 $

 3,428,170

 Consumer Services - 0.1%

 Hotels, Resorts & Cruise Lines - 0.1%

 17,350

 NR/NR

 Perseus Holding Corp., 14.0%, 4/15/14 (144A)

 $

 1,422,700

 Total Consumer Services

 $

 1,422,700

 Diversified Financials - 1.0%

 Other Diversified Financial Services - 0.8%

 160,000

 7.12

 BB+/B1

 Citigroup, Inc., Floating Rate Note (Perpetual)

 $

 4,168,000

 355,600

 8.12

 B/B3

 GMAC Capital Trust I, Floating Rate Note, 2/15/40

 9,736,328

 $

 13,904,328

 Consumer Finance - 0.2%

 3,100

 B/B3

 Ally Financial, Inc., 7.0% (Perpetual) (144A)

 $

 3,015,816

 Total Diversified Financials

 $

 16,920,144

 Insurance - 0.8%

 Reinsurance - 0.8%

 3,180,000

 0.00

 NR/NR

 Altair Re, Floating Rate Note, 6/30/16 (Cat Bond)

 $

 3,198,762

 2,024,940

 0.00

 NR/NR

 Altair Re, Floating Rate Note, 4/30/16 (Cat Bond)

 2,229,459

 33,500

 NR/NR

 Lorenz Re, Ltd., (Cat Bond) (Perpetual) (c) *

 3,772,770

 3,550,000

 NR/NR

 Pangaea Re, 10/1/15 (Cat Bond) (c)

 3,849,549

 $

 13,050,540

 Total Insurance

 $

 13,050,540

 Utilities - 0.3%

 Electric Utilities - 0.3%

 212,000

 BB+/Ba1

 PPL Capital Funding, Inc., 5.9%, 4/30/73

 $

 4,820,880

 Total Utilities

 $

 4,820,880

 TOTAL PREFERRED STOCKS

 (Cost $39,779,835)

 $

 43,083,809

 CONVERTIBLE PREFERRED STOCKS - 0.0% †

 Banks - 0.0% †

 Diversified Banks - 0.0% †

 445

 BBB+/Baa3

 Wells Fargo & Co., 7.5% (Perpetual)

 $

 515,088

 Total Banks

 $

 515,088

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $467,249)

 $

 515,088

 Shares

 COMMON STOCKS - 0.6%

 Materials - 0.3%

 Diversified Metals & Mining - 0.2%

 6,615,974

 Blaze Recycling & Metals LLC (Class A) Units (d)*

 $

 396,958

 95,846

 Freeport-McMoRan Copper & Gold, Inc.

 3,106,369

 $

 3,503,327

 Steel - 0.1%

 134,106

 Vale SA (A.D.R.)

 $

 1,646,822

 Total Materials

 $

 5,150,149

 Capital Goods - 0.1%

 Building Products - 0.1%

 894

 Panolam Holdings Co.* (e)

 $

 700,002

 Total Capital Goods

 $

 700,002

 Transportation - 0.2%

 Air Freight & Logistics - 0.1%

 1,584

 CEVA Group Plc *

 $

 1,583,650

 Marine - 0.1%

 2,370,345

 Horizon Lines, Inc. *

 $

 1,659,242

 Total Transportation

 $

 3,242,892

 Consumer Services - 0.0% †

 Hotels, Resorts & Cruise Lines - 0.0% †

 33,046

 Perseus Holding Corp. *

 $

 82,615

 Total Consumer Services

 $

 82,615

 Consumer Durables & Apparel - 0.0% †

 Leisure Products - 0.0% †

 1,195,521

 Emerald Plantation Holdings, Ltd. *

 $

 125,530

 Total Consumer Durables & Apparel

 $

 125,530

 Diversified Financials - 0.0% †

 Other Diversified Financial Services - 0.0% †

 24,638

 BTA Bank JSC (G.D.R.) (144A) *

 $

 15,842

 Total Diversified Financials

 $

 15,842

 Real Estate - 0.0% †

 Real Estate Development - 0.0% †

 161,215

 Newhall Land Development LLC *

 $

 564,252

 Total Real Estate

 $

 564,252

 TOTAL COMMON STOCKS

 (Cost $21,193,199)

 $

 9,881,282

 Principal Amount ($)

 ASSET BACKED SECURITIES - 1.7%

 Materials - 0.1%

 Aluminum - 0.1%

 1,500,000

 6.55

 B-/NR

 Security National Mortgage Loan Trust 2007-1, Floating Rate Note, 4/25/37 (144A)

 $

 1,471,238

 Total Materials

 $

 1,471,238

 Transportation - 0.1%

 Airlines - 0.1%

 1,213,302

 BB+/Ba2

 Continental Airlines 1998-1 Class B Pass Through Trust, 6.748%, 3/15/17

 $

 1,298,234

 Total Transportation

 $

 1,298,234

 Consumer Services - 0.0% †

 Hotels, Resorts & Cruise Lines - 0.0% †

 538,277

 NR/NR

 Westgate Resorts 2012-A LLC, 3.75%, 8/20/25 (144A)

 $

 532,910

 Total Consumer Services

 $

 532,910

 Banks - 0.9%

 Thrifts & Mortgage Finance - 0.9%

 492,894

 1.43

 CCC/Caa3

 Amortizing Residential Collateral Trust 2002-BC1, Floating Rate Note, 1/25/32

 $

 330,454

 1,000,000

 NR/NR

 Bayview Opportunity Master Fund Trust 2013-3RPL, 4.0%, 4/28/18 (Step) (144A)

 982,010

 675,000

 BB/NR

 CarNow Auto Receivables Trust 2012-1, 6.9%, 11/15/16 (144A)

 688,536

 7,663,911

 0.36

 CCC/Caa2

 Carrington Mortgage Loan Trust Series 2007-FRE1, Floating Rate Note, 2/25/37

 6,886,598

 1,523,000

 CCC/C

 Citicorp Residential Mortgage Trust Series 2006-2, 5.918%, 9/25/36 (Step)

 1,387,068

 1,673,358

 1.13

 CCC/Caa1

 Countrywide Asset-Backed Certificates, Floating Rate Note, 11/25/34

 1,392,673

 551,870

 0.29

 B-/B3

 GSAMP Trust 2006-HE8, Floating Rate Note, 1/25/37

 527,299

 671,468

 BBB/NR

 Leaf Receivables Funding 4 LLC, 5.5%, 2/20/22 (144A)

 671,468

 745,296

 0.32

 BB+/Ba1

 RAMP Series 2006-RZ3 Trust, Floating Rate Note, 8/25/36

 716,333

 1,000,000

 BB/NR

 United Auto Credit Securitization Trust 2013-1, 4.4%, 4/15/19 (144A)

 998,063

 $

 14,580,502

 Total Banks

 $

 14,580,502

 Diversified Financials - 0.6%

 Other Diversified Financial Services - 0.2%

 7,313,301

 0.64

 CCC/Caa3

 Aircraft Finance Trust, Floating Rate Note, 5/15/24 (144A)

 $

 2,852,187

 Specialized Finance - 0.4%

 762,316

 0.59

 CCC/Caa2

 Lease Investment Flight Trust, Floating Rate Note, 7/15/31

 $

 548,868

 8,752,110

 0.55

 CCC/Caa2

 Lease Investment Flight Trust, Floating Rate Note, 7/15/31

 6,301,519

 $

 6,850,387

 Total Diversified Financials

 $

 9,702,574

 TOTAL ASSET BACKED SECURITIES

 (Cost $25,884,252)

 $

 27,585,458

 COLLATERALIZED MORTGAGE OBLIGATIONS - 1.2%

 Banks - 0.7%

 Thrifts & Mortgage Finance - 0.7%

 168,440

 6.85

 B/NR

 COMM 2000-C1 Mortgage Trust, Floating Rate Note, 8/15/33 (144A)

 $

 165,330

 574,537

 NR/NR

 Extended Stay America Trust 2013-ESH MZ, 7.625%, 12/5/19 (144A)

 576,826

 313,280

 5.66

 NR/NR

 First Horizon Mortgage Pass-Through Trust 2004-6, Floating Rate Note, 11/25/34

 296,213

 703,705

 5.71

 B/NR

 GSR Mortgage Loan Trust 2004-3F, Floating Rate Note, 2/25/34

 626,314

 1,108,998

 NR/NR

 Homeowner Assistance Program Reverse Mortgage Loan Trust 2013-RM1, 4.0%, 5/26/53 (144A)

 1,084,378

 2,100,000

 5.99

 B-/NR

 JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12, Floating Rate Note, 2/15/51

 1,976,656

 2,573,097

 3.41

 BB/Caa3

 JP Morgan Mortgage Trust 2005-A1, Floating Rate Note, 2/25/35

 2,397,779

 4,315,000

 BB/B1

 TimberStar Trust 1, 7.5296%, 10/15/36 (144A)

 4,408,890

 775,000

 5.97

 B-/B1

 Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Floating Rate Note, 5/15/46

 793,489

 $

 12,325,875

 Total Banks

 $

 12,325,875

 Diversified Financials - 0.0% †

 Other Diversified Financial Services - 0.0% †

 647,890

 NR/Caa1

 CSMC Mortgage-Backed Trust 2007-3, 5.0%, 4/25/37

 $

 644,773

 Total Diversified Financials

 $

 644,773

 Real Estate - 0.4%

 Mortgage REIT - 0.4%

 953,908

 3.34

 BB/B2

 American Home Mortgage Investment Trust 2005-1, Floating Rate Note, 6/25/45

 $

 946,017

 1,502,000

 5.14

 CCC/B3

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 10/15/39 (144A)

 1,338,115

 9,000,000

 7.08

 D/NR

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/15/35 (144A)

 4,185,468

 $

 6,469,600

 Total Real Estate

 $

 6,469,600

 Government - 0.1%

 Government - 0.1%

 16,769,161

 1.01

 NR/Aaa

 Government National Mortgage Association, Floating Rate Note, 10/16/52 (f)

 $

 840,202

 Total Government

 $

 840,202

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $25,462,684)

 $

 20,280,450

 CORPORATE BONDS - 73.0%

 Energy - 10.9%

 Oil & Gas Drilling - 1.2%

 4,100,000

 NR/NR

 North Atlantic Drilling, Ltd., 6.25%, 2/1/19 (144A)

 $

 4,079,500

 8,900,000

 CCC+/Caa3

 Ocean Rig UDW, Inc., 9.5%, 4/27/16 (144A) (144A)

 9,409,525

 2,835,000

 B+/B1

 Shelf Drilling Holdings, Ltd., 8.625%, 11/1/18 (144A)

 3,054,712

 3,765,000

 BB-/B1

 Unit Corp., 6.625%, 5/15/21

 3,953,250

 $

 20,496,987

 Oil & Gas Equipment & Services - 0.2%

 2,175,000

 BB-/B1

 Calfrac Holdings LP, 7.5%, 12/1/20 (144A)

 $

 2,256,562

 1,297,000

 B/B1

 Expro Finance Luxembourg SCA, 8.5%, 12/15/16 (144A)

 1,355,365

 54,000

 NR/NR

 Green Field Energy Services, Inc., 13.0%, 11/15/16 (144A)  (c) (e)

 9,180

 $

 3,621,107

 Integrated Oil & Gas - 0.3%

 2,400,000

 BBB+/Baa1

 Petroleos Mexicanos, 6.375%, 1/23/45 (144A)

 $

 2,400,223

 2,375,000

 NR/NR

 YPF SA, 8.875%, 12/19/18 (144A)

 2,232,500

 $

 4,632,723

 Oil & Gas Exploration & Production - 7.0%

 1,270,000

 B-/B3

 Bonanza Creek Energy, Inc., 6.75%, 4/15/21

 $

 1,327,150

 2,830,000

 B-/B3

 BreitBurn Energy Partners LP, 7.875%, 4/15/22

 3,010,412

 2,000,000

 B-/B3

 Carrizo Oil & Gas, Inc., 7.5%, 9/15/20

 2,180,000

 4,240,000

 B-/B3

 Comstock Resources, Inc., 7.75%, 4/1/19

 4,515,600

 13,700,000

 B/B2

 EP Energy LLC, 9.375%, 5/1/20

 15,755,000

 2,265,482

 B/B3

 EPE Holdings LLC, 8.875%, 12/15/17 (144A) (PIK)

 2,344,321

 4,980,000

 B-/Caa1

 EPL Oil & Gas, Inc., 8.25%, 2/15/18

 5,353,500

 3,260,000

 B/NR

 GeoPark Latin America, Ltd. Agencia en Chile, 7.5%, 2/11/20 (144A)

 3,357,800

 4,990,000

 CCC+/B3

 Gulfport Energy Corp., 7.75%, 11/1/20

 5,364,250

 6,250,000

 CCC+/Caa1

 Halcon Resources Corp., 8.875%, 5/15/21

 6,234,375

 1,000,000

 BBB-/Baa3

 KazMunayGas National Co JSC, 4.4%, 4/30/23 (144A)

 907,500

 5,215,000

 B/B3

 Kodiak Oil & Gas Corp., 8.125%, 12/1/19

 5,775,612

 750,000

 B-/Caa1

 Lightstream Resources, Ltd., 8.625%, 2/1/20 (144A)

 761,250

 3,000,000

 B-/Caa1

 Memorial Production Partners LP, 7.625%, 5/1/21 (144A)

 3,105,000

 2,800,000

 B-/Caa1

 Midstates Petroleum Co, Inc., 9.25%, 6/1/21

 2,912,000

 12,850,000

 B+/NR

 MIE Holdings Corp., 9.75%, 5/12/16 (144A)

 13,460,375

 2,840,000

 B/B3

 Oasis Petroleum, Inc., 6.5%, 11/1/21

 3,024,600

 7,570,000

 BB+/Ba2

 Pacific Rubiales Energy Corp., 5.375%, 1/26/19 (144A)

 7,607,850

 2,450,000

 B-/Caa1

 QR Energy LP, 9.25%, 8/1/20

 2,572,500

 6,995,000

 BB-/B2

 Rosetta Resources, Inc., 5.875%, 6/1/22

 6,942,538

 1,500,000

 CCC+/Caa1

 Sanchez Energy Corp., 7.75%, 6/15/21 (144A)

 1,548,750

 1,650,000

 BB-/Ba3

 SM Energy Co., 6.5%, 1/1/23

 1,716,000

 3,800,000

 B-/B3

 Stone Energy Corp., 7.5%, 11/15/22

 4,009,000

 2,410,000

 B+/B3

 Swift Energy Co., 8.875%, 1/15/20

 2,566,650

 3,020,000

 CCC+/Caa1

 Talos Production LLC, 9.75%, 2/15/18 (144A)

 3,103,050

 CAD

 2,775,000

 B/NR

 Trilogy Energy Corp., 7.25%, 12/13/19 (144A)

 2,606,278

 1,520,000

 BB-/B1

 Tullow Oil Plc, 6.0%, 11/1/20 (144A)

 1,554,200

 2,350,000

 BB/B2

 Ultra Petroleum Corp., 5.75%, 12/15/18 (144A)

 2,432,250

 1,245,000

 B/B3

 Vanguard Natural Resources LLC, 7.875%, 4/1/20

 1,316,588

 $

 117,364,399

 Oil & Gas Storage & Transportation - 0.7%

 950,000

 3.26

 BB/Ba1

 Energy Transfer Partners LP, Floating Rate Note, 11/1/66

 $

 864,500

 NOK

 12,000,000

 6.84

 NR/NR

 Golar LNG Partners LP, Floating Rate Note, 10/12/17

 1,983,163

 4,000,000

 BB+/Ba3

 Sabine Pass Liquefaction LLC, 5.625%, 2/1/21 (144A)

 3,990,000

 5,850,000

 BB/Ba3

 Targa Resources Partners LP, 4.25%, 11/15/23 (144A)

 5,286,938

 $

 12,124,601

 Coal & Consumable Fuels - 1.5%

 315,000

 B-/B3

 Alpha Natural Resources, Inc., 6.0%, 6/1/19

 $

 260,662

 11,063,000

 BB-/B1

 Berau Capital Resources Pte, Ltd., 12.5%, 7/8/15 (144A)

 11,643,808

 3,750,000

 BB-/B1

 Berau Coal Energy Tbk PT, 7.25%, 3/13/17 (144A)

 3,731,250

 6,200,000

 CC/Ca

 Bumi Capital Pte, Ltd., 12.0%, 11/10/16 (144A)

 4,130,750

 1,900,000

 NR/B1

 Indo Energy Finance II BV, 6.375%, 1/24/23 (144A)

 1,520,000

 4,435,000

 CCC/Caa2

 James River Coal Co., 7.875%, 4/1/19

 1,197,450

 950,000

 B-/Caa2

 Mongolian Mining Corp., 8.875%, 3/29/17 (144A)

 675,688

 1,900,000

 B-/Caa1

 Murray Energy Corp., 8.625%, 6/15/21 (144A)

 1,990,250

 EURO

 1,050,000

 CC/Ca

 New World Resources NV, 7.875%, 1/15/21 (144A)

 243,792

 $

 25,393,650

 Total Energy

 $

 183,633,467

 Materials - 10.4%

 Commodity Chemicals - 1.1%

 2,793,000

 BBB/NR

 Basell Finance Co BV, 8.1%, 3/15/27 (144A)

 $

 3,572,543

 EURO

 2,500,000

 CCC/B3

 KP Germany Erste GmbH, 11.625%, 7/15/17 (144A)

 3,844,215

 10,320,000

 BB-/B2

 Rain CII Carbon LLC, 8.0%, 12/1/18 (144A)

 10,836,000

 $

 18,252,758

 Diversified Chemicals - 0.6%

 EURO

 7,366,439

 B-/Caa1

 INEOS Group Holdings SA, 7.875%, 2/15/16 (144A)

 $

 9,941,615

 Construction Materials - 0.2%

 5,322,000

 NR/NR

 Indalex Holding Corp., 2/1/14 (c) (e)

 $

 39,915

 3,700,000

 BBB/Baa3

 Votorantim Cimentos SA, 7.25%, 4/5/41 (144A)

 3,422,500

 $

 3,462,415

 Metal & Glass Containers - 2.6%

 3,355,000

 B-/B3

 AEP Industries, Inc., 8.25%, 4/15/19

 $

 3,589,850

 11,250,297

 CCC+/Caa2

 ARD Finance SA, 11.125%, 6/1/18 (144A) (PIK)

 12,009,692

 423,529

 NR/Caa1

 Ardagh Packaging Finance Plc, 7.0%, 11/15/20 (144A)

 428,824

 5,000,000

 CCC+/Caa1

 Ardagh Packaging Finance Plc, 9.125%, 10/15/20 (144A)

 5,462,500

 EURO

 2,100,000

 CCC+/Caa1

 Ardagh Packaging Finance Plc, 9.25%, 10/15/20 (144A)

 3,085,137

 7,675,000

 CCC+/Caa2

 Reynolds Group Issuer, Inc., 9.875%, 8/15/19

 8,480,875

 2,400,000

 CCC+/Caa2

 Reynolds Group Issuer, Inc., 8.25%, 2/15/21

 2,550,000

 7,490,000

 CCC+/Caa2

 Reynolds Group Issuer, Inc., 8.5%, 5/15/18

 7,864,500

 $

 43,471,378

 Diversified Metals & Mining - 2.4%

 6,210,000

 BB/Ba3

 Ausdrill Finance Pty, Ltd., 6.875%, 11/1/19 (144A)

 $

 5,620,050

 10,175,000

 CCC/Caa2

 Midwest Vanadium Pty, Ltd., 11.5%, 2/15/18 (144A) (e)

 8,343,500

 1,362,778

 NR/NR

 Mirabela Nickel, Ltd., 3.5%, 3/28/14 (144A) (PIK)

 1,328,708

 11,725,000

 D/NR

 Mirabela Nickel, Ltd., 8.75%, 4/15/18 (144A) (e)

 2,579,500

 4,000,000

 BBB-/Baa2

 MMC Norilsk Nickel OJSC via MMC Finance, Ltd., 5.55%, 10/28/20 (144A)

 3,940,000

 5,300,000

 CCC+/B3

 Molycorp, Inc., 10.0%, 6/1/20

 5,339,750

 1,560,000

 B/Caa1

 Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)

 1,751,100

 12,660,000

 BB/Ba3

 Vedanta Resources Plc, 8.25%, 6/7/21 (144A)

 12,660,000

 $

 41,562,608

 Precious Metals & Minerals - 0.1%

 1,825,000

 BBB/Baa2

 Fresnillo Plc, 5.5%, 11/13/23 (144A)

 $

 1,770,250

 Steel - 2.4%

 7,170,000

 CCC/Caa2

 Essar Steel Algoma, Inc., 9.875%, 6/15/15 (144A)

 $

 5,019,000

 11,475,000

 B-/Caa1

 Ferrexpo Finance Plc, 7.875%, 4/7/16 (144A)

 10,505,133

 4,340,000

 B-/Caa1

 JMC Steel Group, Inc., 8.25%, 3/15/18 (144A)

 4,491,900

 1,800,000

 BB-/Ba2

 Metalloinvest Finance, Ltd., 5.625%, 4/17/20 (144A)

 1,728,000

 2,660,000

 NR/Ba2

 Metalloinvest Finance, Ltd., 6.5%, 7/21/16 (144A)

 2,773,050

 4,620,000

 NR/Caa1

 Metinvest BV, 10.25%, 5/20/15 (144A)

 4,593,019

 11,350,000

 NR/Caa1

 Metinvest BV, 8.75%, 2/14/18 (144A)

 10,385,250

 $

 39,495,352

 Paper Products - 1.0%

 11,840,000

 B+/B1

 Grupo Papelero Scribe SA de CV, 8.875%, 4/7/20 (144A)

 $

 11,603,200

 5,685,000

 BB-/Ba3

 Resolute Forest Products, Inc., 5.875%, 5/15/23 (144A)

 5,429,175

 $

 17,032,375

 Total Materials

 $

 174,988,751

 Capital Goods - 5.3%

 Aerospace & Defense - 1.0%

 1,995,000

 CCC+/Caa1

 Accudyne Industries Borrower, 7.75%, 12/15/20 (144A)

 $

 2,114,700

 6,365,000

 B-/Caa1

 ADS Tactical, Inc., 11.0%, 4/1/18 (144A)

 6,046,750

 2,970,000

 BB/B1

 DigitalGlobe, Inc., 5.25%, 2/1/21 (144A)

 2,918,025

 5,408,000

 B-/B2

 DynCorp International, Inc., 10.375%, 7/1/17

 5,563,480

 $

 16,642,955

 Construction & Engineering - 1.5%

 6,900,000

 B/B2

 Abengoa Finance SAU, 8.875%, 11/1/17 (144A)

 $

 7,555,500

 2,230,000

 BB-/Ba3

 Dycom Investments, Inc., 7.125%, 1/15/21

 2,402,825

 7,900,000

 B/B2

 Empresas ICA SAB de CV, 8.9%, 2/4/21 (144A)

 7,979,000

 7,700,000

 BB-/B1

 OAS Investments GmbH, 8.25%, 10/19/19 (144A)

 7,420,875

 $

 25,358,200

 Electrical Components & Equipment - 0.3%

 2,620,000

 B/B2

 Coleman Cable, Inc., 9.0%, 2/15/18

 $

 2,751,000

 1,875,000

 B+/B2

 General Cable Corp., 6.5%, 10/1/22 (144A)

 1,856,250

 1,100,000

 B-/B3

 WireCo WorldGroup, Inc., 9.5%, 5/15/17

 1,138,500

 $

 5,745,750

 Industrial Conglomerates - 0.7%

 5,075,000

 B/B3

 Constellation Enterprises LLC, 10.625%, 2/1/16 (144A)

 $

 4,466,000

 2,980,000

 B+/B2

 JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)

 3,203,500

 4,100,000

 BB/NR

 Magnesita Finance, Ltd., 8.625%, 12/31/49 (Perpetual) (144A)

 3,936,000

 850,000

 B-/B3

 Park-Ohio Industries, Inc., 8.125%, 4/1/21

 943,500

 $

 12,549,000

 Construction & Farm Machinery & Heavy Trucks - 0.5%

 8,405,000

 CCC-/B3

 Navistar International Corp., 8.25%, 11/1/21

 $

 8,657,150

 Industrial Machinery - 0.5%

 5,000,000

 B/B3

 Hyva Global BV, 8.625%, 3/24/16 (144A)

 $

 4,975,000

 4,015,000

 CCC+/NR

 WPE International Cooperatief UA, 10.375%, 9/30/20 (144A)

 2,504,356

 $

 7,479,356

 Trading Companies & Distributors - 0.8%

 8,633,000

 NR/Caa1

 INTCOMEX, Inc., 13.25%, 12/15/14

 $

 8,651,993

 4,365,000

 B+/B1

 WESCO Distribution, Inc., 5.375%, 12/15/21 (144A)

 4,386,825

 $

 13,038,818

 Total Capital Goods

 $

 89,471,229

 Commercial Services & Supplies - 0.3%

 Environmental & Facilities Services - 0.3%

 5,080,000

 B-/Caa2

 Liberty Tire Recycling LLC, 11.0%, 10/1/16 (144A)

 $

 4,978,400

 6,510,000

 NR/NR

 Old AII, Inc., 12/15/16 (c) (e)

 651

 $

 4,979,051

 Total Commercial Services & Supplies

 $

 4,979,051

 Transportation - 3.0%

 Air Freight & Logistics - 0.1%

 2,445,000

 CCC-/Caa2

 CEVA Group Plc, 11.625%, 10/1/16 (144A)

 $

 2,555,025

 Airlines - 1.0%

 7,363,000

 B-/NR

 Gol Finance, 9.25%, 7/20/20 (144A)

 $

 6,755,552

 2,050,000

 BBB-/NR

 Guanay Finance, Ltd., 6.0%, 12/15/20 (144A)

 2,119,317

 4,250,000

 BB-/NR

 TAM Capital 3, Inc., 8.375%, 6/3/21 (144A)

 4,393,438

 3,500,000

 B/B2

 United Continental Holdings, Inc., 6.0%, 7/15/26

 3,220,000

 $

 16,488,307

 Marine - 0.3%

 4,885,000

 B+/B3

 Navios South American Logistics, Inc., 9.25%, 4/15/19

 $

 5,233,056

 Railroads - 0.3%

 3,500,000

 BB-/NR

 Far East Capital, Ltd. SA, 8.0%, 5/2/18 (144A)

 $

 3,123,750

 2,606,147

 CCC/Caa3

 Florida East Coast Holdings Corp., 10.5%, 8/1/17 (PIK)

 2,677,816

 $

 5,801,566

 Trucking - 0.3%

 6,296,393

 NR/Caa2

 Inversiones Alsacia SA, 8.0%, 8/18/18 (144A)

 $

 4,535,292

 Airport Services - 0.8%

 4,202,000

 CCC+/B3

 Aeropuertos Argentina 2000 SA, 10.75%, 12/1/20 (144A)

 $

 3,970,890

 6,600,000

 B+/Ba3

 Aeropuertos Dominicanos Siglo XXI SA, 9.25%, 11/13/19 (144A)

 5,214,000

 3,900,000

 B/B2

 Aguila 3 SA, 7.875%, 1/31/18 (144A)

 4,138,875

 $

 13,323,765

 Highways & Railtracks - 0.2%

 MXN

 39,000,000

 BBB/NR

 Red de Carreteras de Occidente SAPIB de CV, 9.0%, 6/10/28 (144A)

 $

 2,559,206

 Total Transportation

 $

 50,496,217

 Automobiles & Components - 1.2%

 Auto Parts & Equipment - 1.0%

 1,250,000

 BB-/Ba3

 LKQ Corp., 4.75%, 5/15/23 (144A)

 $

 1,162,500

 3,150,000

 B-/B3

 Meritor, Inc., 6.75%, 6/15/21

 3,291,750

 2,365,000

 CCC-/Caa2

 Stanadyne Corp., 10.0%, 8/15/14

 2,323,612

 13,550,000

 CC/Ca

 Stanadyne Holdings, Inc., 12.0%, 2/15/15 (Step)

 9,501,938

 $

 16,279,800

 Tires & Rubber - 0.2%

 2,810,000

 B+/B1

 The Goodyear Tire & Rubber Co., 7.0%, 5/15/22

 $

 3,055,875

 Total Automobiles & Components

 $

 19,335,675

 Consumer Durables & Apparel - 2.2%

 Homebuilding - 1.6%

 8,750,000

 CCC/Caa2

 Beazer Homes USA, Inc., 9.125%, 6/15/18

 $

 9,318,750

 2,100,000

 BB-/B2

 Brookfield Residential Properties, Inc., 6.5%, 12/15/20 (144A)

 2,199,750

 9,802,000

 NR/C

 Desarrolladora Homex SAB de CV, 12/11/19 (144A) (c) (e)

 1,176,240

 4,450,000

 BB-/Ba3

 Lennar Corp., 4.75%, 11/15/22

 4,183,000

 2,200,000

 B/B2

 Rialto Holdings LLC, 7.0%, 12/1/18 (144A)

 2,222,000

 5,810,000

 B+/B2

 Standard Pacific Corp., 6.25%, 12/15/21

 6,100,500

 7,500,000

 NR/Ca

 Urbi Desarrollos Urbanos SAB de CV, 9.75%, 2/3/22 (144A) (c) (e)

 975,000

 $

 26,175,240

 Leisure Products - 0.6%

 EURO

 4,700,000

 CCC+/Caa2

 Heckler & Koch GmbH, 9.5%, 5/15/18 (144A)

 $

 6,497,844

 5,000,000

 CCC+/Caa1

 Icon Health & Fitness, Inc., 11.875%, 10/15/16 (144A)

 4,475,000

 $

 10,972,844

 Total Consumer Durables & Apparel

 $

 37,148,084

 Consumer Services - 1.8%

 Casinos & Gaming - 1.3%

 EURO

 6,950,000

 B+/B3

 Cirsa Funding Luxembourg SA, 8.75%, 5/15/18 (144A)

 $

 9,467,902

 EURO

 1,000,000

 8.25

 BB/Ba2

 Gtech Spa, Floating Rate Note, 3/31/66 (144A)

 1,451,713

 2,052,000

 B-/NR

 Little Traverse Bay Bands of Odawa Indians, Inc., 9.0%, 8/31/20 (144A)

 1,867,320

 2,632,328

 NR/NR

 Mashantucket Western Pequot Tribe, 6.5%, 7/1/36

 421,172

 EURO

 6,335,000

 CCC/Caa1

 Peermont Global Pty, Ltd., 7.75%, 4/30/14

 8,557,465

 $

 21,765,572

 Hotels, Resorts & Cruise Lines - 0.2%

 2,860,000

 B+/B3

 Viking Cruises, Ltd., 8.5%, 10/15/22 (144A)

 $

 3,238,950

 Restaurants - 0.1%

 BRL

 4,250,000

 NR/Ba2

 Arcos Dorados Holdings, Inc., 10.25%, 7/13/16 (144A)

 $

 1,611,717

 Education Services - 0.2%

 4,225,000

 CCC/Caa1

 Cambium Learning Group, Inc., 9.75%, 2/15/17

 $

 4,087,688

 Total Consumer Services

 $

 30,703,927

 Media - 0.7%

 Broadcasting - 0.2%

 1,600,000

 B+/B1

 Nara Cable Funding, Ltd., 8.875%, 12/1/18 (144A)

 $

 1,736,000

 EURO

 1,550,000

 B+/B1

 Nara Cable Funding, Ltd., 8.875%, 12/1/18 (144A)

 2,266,254

 $

 4,002,254

 Cable & Satellite - 0.3%

 4,000,000

 B-/Caa2

 Intelsat Luxembourg SA, 7.75%, 6/1/21 (144A)

 $

 4,290,000

 Movies & Entertainment - 0.1%

 1,115,000

 B-/B3

 Regal Entertainment Group, 5.75%, 2/1/25

 $

 1,059,250

 Publishing - 0.1%

 1,675,000

 B-/B3

 MPL 2 Acquisition Canco, Inc., 9.875%, 8/15/18 (144A)

 $

 1,775,500

 Total Media

 $

 11,127,004

 Retailing - 0.5%

 Department Stores - 0.4%

 5,600,000

 B/NR

 Grupo Famsa SAB de CV, 7.25%, 6/1/20 (144A)

 $

 5,677,000

 Computer & Electronics Retail - 0.1%

 2,310,000

 BB-/Ba3

 Rent-A-Center, Inc., 4.75%, 5/1/21

 $

 2,090,550

 Total Retailing

 $

 7,767,550

 Food, Beverage & Tobacco - 7.6%

 Distillers & Vintners - 0.3%

 4,829,992

 NR/NR

 CEDC Finance Corp International, Inc., 8.0%, 4/30/18 (Step)

 $

 4,508,257

 Agricultural Products - 0.2%

 4,400,000

 B/NR

 Tonon Bioenergia SA, 9.25%, 1/24/20 (144A)

 $

 3,360,500

 Packaged Foods & Meats - 6.7%

 1,960,000

 B/B2

 Agrokor dd, 8.875%, 2/1/20 (144A)

 $

 2,107,196

 EURO

 3,200,000

 B/B2

 Agrokor dd, 9.875%, 5/1/19 (144A)

 4,844,890

 6,000,000

 BB/Ba3

 Bertin SA, 10.25%, 10/5/16 (144A)

 6,600,000

 4,450,000

 B+/B1

 CFG Investment SAC, 9.75%, 7/30/19 (144A)

 4,356,550

 2,705,000

 B/B1

 Chiquita Brands International, Inc., 7.875%, 2/1/21 (144A)

 2,918,019

 9,720,000

 B+/B2

 Corp Pesquera Inca SAC, 9.0%, 2/10/17 (144A)

 9,549,900

 7,800,000

 B/B3

 FAGE Dairy Industry SA, 9.875%, 2/1/20 (144A)

 8,229,000

 2,969,595

 NR/NR

 Independencia International, Ltd., 12.0%, 12/30/16 (144A) (c) (e)

 7,424

 4,690,000

 BB/Ba3

 JBS Finance II, Ltd., 8.25%, 1/29/18 (144A)

 4,947,950

 3,720,000

 BB/NR

 JBS Investments GmbH, 7.75%, 10/28/20 (144A)

 3,813,000

 2,800,000

 B/B2

 Marfrig Holding Europe BV, 11.25%, 9/20/21 (144A)

 2,733,500

 3,000,000

 B/B2

 Marfrig Holding Europe BV, 9.875%, 7/24/17 (144A)

 2,940,000

 20,248,000

 B/B2

 Marfrig Overseas, Ltd., 9.5%, 5/4/20 (144A)

 19,235,600

 6,300,000

 B-/NR

 MHP SA, 8.25%, 4/2/20 (144A)

 5,198,760

 4,755,000

 BB-/B1

 Minerva Luxembourg SA, 12.25%, 2/10/22 (144A)

 5,278,050

 24,000,000

 BB-/B1

 Minerva Luxembourg SA, 7.75%, 1/31/23 (144A)

 23,340,005

 6,500,000

 B+/B2

 Pesquera Exalmar S.A.A., 7.375%, 1/31/20 (144A)

 5,906,875

 1,287,000

 B+/B3

 Wells Enterprises, Inc., 6.75%, 2/1/20 (144A)

 1,315,958

 $

 113,322,677

 Tobacco - 0.4%

 7,165,000

 B-/Caa1

 Alliance One International, Inc., 9.875%, 7/15/21

 $

 6,896,312

 Total Food, Beverage & Tobacco

 $

 128,087,746

 Health Care Equipment & Services - 2.4%

 Health Care Equipment - 0.3%

 3,850,000

 CCC+/Caa2

 Accellent, Inc., 10.0%, 11/1/17

 $

 4,109,875

 Health Care Supplies - 0.6%

 5,750,000

 B/B3

 ConvaTec Healthcare E SA, 10.5%, 12/15/18 (144A)

 $

 6,396,875

 3,200,000

 B-/Caa2

 Immucor, Inc., 11.125%, 8/15/19

 3,596,000

 $

 9,992,875

 Health Care Services - 0.3%

 4,253,000

 CCC+/Caa2

 Gentiva Health Services, Inc., 11.5%, 9/1/18

 $

 4,476,282

 Health Care Facilities - 0.9%

 6,355,000

 B-/B3

 CHS, 6.875%, 2/1/22 (144A)

 $

 6,513,875

 1,050,000

 B-/B3

 Kindred Healthcare, Inc., 8.25%, 6/1/19

 1,126,125

 4,300,000

 BB-/Ba1

 LifePoint Hospitals, Inc., 5.5%, 12/1/21 (144A)

 4,375,250

 3,945,000

 B+/Ba3

 Tenet Healthcare Corp., 4.375%, 10/1/21

 3,782,269

 $

 15,797,519

 Managed Health Care - 0.3%

 5,120,000

 BB/Ba2

 WellCare Health Plans, Inc., 5.75%, 11/15/20

 $

 5,299,200

 Total Health Care Equipment & Services

 $

 39,675,751

 Pharmaceuticals, Biotechnology & Life Sciences - 1.0%

 Biotechnology - 0.5%

 9,652,000

 B-/Caa2

 Lantheus Medical Imaging, Inc., 9.75%, 5/15/17

 $

 8,928,100

 Pharmaceuticals - 0.5%

 4,755,000

 CCC+/Caa2

 JLL, 7.5%, 2/1/22 (144A)

 $

 4,743,112

 3,120,000

 B/B1

 Valeant Pharmaceuticals International, 6.375%, 10/15/20 (144A)

 3,330,600

 $

 8,073,712

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 17,001,812

 Banks - 4.0%

 Diversified Banks - 2.9%

 TRY

 4,500,000

 NR/Baa2

 Akbank TAS, 7.5%, 2/5/18 (144A)

 $

 1,663,899

 6,875,000

 9.75

 BBB-/NR

 Banco de Credito del Peru Panama, Floating Rate Note, 11/6/69 (144A)

 7,906,250

 6,600,000

 CCC+/B3

 Banco de Galicia y Buenos Aires SA, 8.75%, 5/4/18 (144A)

 5,870,546

 2,900,000

 6.25

 BB/NR

 Banco do Brasil SA, Floating Rate Note, 12/31/49 (Perpetual) (144A)

 2,233,000

 5,000,000

 NR/B1

 Banco GNB Sudameris SA, 7.5%, 7/30/22 (144A)

 5,118,750

 3,165,000

 8.50

 NR/B1

 Banco Internacional del Peru SAA, Floating Rate Note, 4/23/70 (144A)

 3,291,228

 2,870,000

 9.75

 NR/Caa3

 Banco Macro SA, Floating Rate Note, 12/18/36

 2,296,000

 2,000,000

 NR/Baa3

 Banco Nacional de Costa Rica, 6.25%, 11/1/23 (144A)

 1,886,000

 1,250,000

 NR/Baa2

 BBVA Bancomer SA Texas, 6.75%, 9/30/22 (144A)

 1,339,062

 5,250,000

 BB-/B1

 CorpGroup Banking SA, 6.75%, 3/15/23 (144A)

 5,191,373

 5,550,000

 NR/NR

 Russian Agricultural Bank OJSC Via RSHB Capital SA, 8.5%, 10/16/23 (144A)

 5,577,750

 1,500,000

 NR/Ba1

 Turkiye Is Bankasi, 6.0%, 10/24/22 (144A)

 1,301,250

 5,000,000

 BBB-/Ba1

 VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22 (144A)

 4,999,950

 $

 48,675,058

 Regional Banks - 0.8%

 13,430,000

 6.75

 BBB/Baa3

 The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)

 $

 14,135,075

 Thrifts & Mortgage Finance - 0.3%

 4,000,000

 BB-/Ba3

 Alfa Bank OJSC Via Alfa Bond Issuance Plc, 7.5%, 9/26/19 (144A)

 $

 4,240,000

 Total Banks

 $

 67,050,133

 Diversified Financials - 3.3%

 Other Diversified Financial Services - 0.3%

 2,245,000

 5.35

 BB+/Ba3

 Citigroup, Inc., Floating Rate Note (Perpetual)

 $

 1,987,948

 1,806,000

 NR/NR

 Kane SAC Ltd., 7/18/19 (c)

 1,817,017

 $

 3,804,965

 Specialized Finance - 1.3%

 7,675,000

 BBB-/NR

 Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)

 $

 8,058,750

 4,565,000

 B/B2

 National Money Mart Co., 10.375%, 12/15/16

 4,507,938

 8,870,000

 B+/B2

 Nationstar Mortgage LLC, 6.5%, 6/1/22

 8,226,925

 1,350,000

 B+/B2

 Nationstar Mortgage LLC, 6.5%, 7/1/21

 1,269,000

 $

 22,062,613

 Consumer Finance - 0.6%

 10,395,000

 NR/NR

 Tarjeta Naranja SA, 9.0%, 1/28/17 (144A)

 $

 10,443,854

 Investment Banking & Brokerage - 1.0%

 3,900,000

 BBB/Baa3

 Jefferies Group LLC, 6.875%, 4/15/21

 $

 4,516,570

 10,650,000

 BBB-/NR

 UBS AG, 7.625%, 8/17/22

 12,240,524

 $

 16,757,094

 Diversified Capital Markets - 0.1%

 1,200,000

 7.50

 BB-/NR

 Credit Suisse Group AG, Floating Rate Note (Perpetual) (144A)

 $

 1,263,000

 Total Diversified Financials

 $

 54,331,526

 Insurance - 5.2%

 Insurance Brokers - 0.9%

 4,900,000

 CCC+/Caa2

 Compass Investors, Inc., 7.75%, 1/15/21 (144A)

 $

 5,028,625

 GBP

 4,840,000

 B-/Caa2

 Towergate Finance Plc, 10.5%, 2/15/19 (144A)

 8,225,949

 GBP

 1,200,000

 6.02

 NR/B1

 Towergate Finance Plc, Floating Rate Note, 2/15/18 (144A)

 1,986,005

 $

 15,240,579

 Reinsurance - 4.3%

 1,900,000

 6.38

 NR/NR

 Aquarius + Investments Plc for Swiss Reinsurance Co., Ltd., Floating Rate Note, 9/1/24

 $

 1,985,025

 450,000

 8.12

 BB-/NR

 Atlas Reinsurance VII, Ltd., Floating Rate Note, 1/7/16 (Cat Bond) (144A)

 467,190

 EURO

 800,000

 10.55

 B-/NR

 ATLAS VI Capital, Ltd., Floating Rate Note, 4/7/14 (Cat Bond) (144A)

 1,080,766

 725,000

 4.30

 BB+/NR

 Blue Danube II, Ltd., Floating Rate Note, 5/23/16 (Cat Bond) (144A)

 736,238

 250,000

 6.24

 BB+/NR

 Blue Danube, Ltd., Floating Rate Note, 4/10/15 (Cat Bond) (144A)

 257,375

 1,925,000

 5.31

 BB-/NR

 Caelus Re, Ltd., Floating Rate Note, 3/7/16 (Cat Bond) (144A)

 1,944,635

 500,000

 6.91

 NR/NR

 Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 514,600

 1,250,000

 17.99

 NR/NR

 Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)

 1,357,625

 1,500,000

 10.31

 BB-/NR

 Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 1,565,700

 1,000,000

 11.31

 B+/NR

 Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 1,043,600

 400,000

 9.06

 BB/NR

 East Lane Re V, Ltd., Floating Rate Note, 3/16/16 (Cat Bond) (144A)

 431,720

 1,500,000

 6.66

 BB/NR

 East Lane Re, Ltd., Floating Rate Note, 3/13/15 (Cat Bond) (144A)

 1,549,050

 500,000

 7.30

 BB-/NR

 Embarcadero Reinsurance, Ltd., Floating Rate Note, 2/13/15 (Cat Bond) (144A)

 515,050

 1,950,000

 5.07

 BB+/NR

 Foundation Re III, Ltd., Floating Rate Note, 2/25/15 (Cat Bond) (144A)

 1,996,995

 1,500,000

 7.44

 NR/NR

 Galileo Re, Ltd., Floating Rate Note, 1/9/19 (Cat Bond) (144A)

 1,552,200

 1,925,000

 13.56

 B-/NR

 Ibis Re II, Ltd., Floating Rate Note, 2/5/15 (Cat Bond) (144A)

 2,030,490

 1,250,000

 8.41

 BB-/NR

 Ibis Re II, Ltd., Floating Rate Note, 2/5/15 (Cat Bond) (144A)

 1,290,375

 1,450,000

 4.08

 BB/NR

 Longpoint Re, Ltd. III, Floating Rate Note, 5/18/16 (Cat Bond) (144A)

 1,464,790

 2,500,000

 12.06

 B/NR

 Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)

 2,664,500

 800,000

 8.55

 B+/NR

 Mythen Re, Ltd. Series 2012-2 Class A, Floating Rate Note, 1/5/17 (Cat Bond) (144A)

 846,160

 650,000

 11.78

 B-/NR

 Mythen Re, Ltd. Series 2012-2 Class A, Floating Rate Note, 11/10/16 (Cat Bond) (144A)

 688,805

 2,500,000

 7.56

 BB-/NR

 Queen Street II Capital, Ltd., Floating Rate Note, 4/9/14 (Cat Bond) (144A)

 2,519,750

 2,000,000

 7.56

 BB-/NR

 Queen Street IV Capital, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 2,057,400

 900,000

 8.56

 BB-/NR

 Queen Street V Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 934,470

 300,000

 10.60

 B/NR

 Queen Street VI Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 315,660

 750,000

 8.66

 B/NR

 Queen Street VII Re, Ltd., Floating Rate Note, 4/8/16 (Cat Bond) (144A)

 783,300

 3,450,000

 12.06

 B-/NR

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)

 3,672,525

 750,000

 9.06

 BB-/NR

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)

 797,400

 450,000

 5.82

 BB/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 467,865

 1,800,000

 12.82

 NR/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 1,963,440

 950,000

 19.07

 NR/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 1,064,760

 550,000

 8.07

 BB/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 606,100

 1,100,000

 10.03

 BB-/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 1,230,900

 1,850,000

 22.07

 NR/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 2,190,770

 750,000

 9.32

 B-/NR

 Residential Reinsurance 2013, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)

 777,225

 1,600,000

 4.06

 BB/NR

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 1,588,480

 13,799

 NR/NR

 Sector Re V, Ltd., 12/1/17 (Cat Bond) (144A) (c)

                          -

 2,350,000

 NR/NR

 Sector Re V, Ltd., 12/1/18 (Cat Bond) (144A) (c)

 2,376,555

 3,250,000

 NR/NR

 Sector Re V, Ltd., 3/1/18 (Cat Bond) (144A) (c)

 3,849,950

 2,000,000

 NR/NR

 Silverton Re, Ltd., 9/16/16 (Cat Bond) (144A) (c)

 2,028,600

 8,535,000

 7.51

 BB+/Ba2

 Sirius International Group, Ltd., Floating Rate Note (Perpetual) (144A)

 8,861,464

 4,000,000

 13.07

 NR/NR

 Successor X, Ltd. Class IV-AL3, Floating Rate Note, 2/25/14 (Cat Bond) (144A)

 4,022,400

 875,000

 16.55

 NR/NR

 Successor X, Ltd., Floating Rate Note, 1/27/15 (Cat Bond) (144A)

 930,212

 375,000

 11.32

 B-/NR

 Successor X, Ltd., Floating Rate Note, 11/10/15 (Cat Bond) (144A)

 399,525

 950,000

 16.30

 NR/NR

 Successor X, Ltd., Floating Rate Note, 11/10/15 (Cat Bond) (144A)

 994,175

 900,000

 8.66

 B+/NR

 Tar Heel Re, Ltd., Floating Rate Note, 5/9/16 (Cat Bond) (144A)

 970,110

 250,000

 6.25

 NR/NR

 Tradewynd Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 252,600

 $

 71,638,525

 Total Insurance

 $

 86,879,104

 Real Estate - 1.5%

 Diversified REIT - 0.1%

 2,565,000

 NR/NR

 Trust F, 5.25%, 12/15/24 (144A)

 $

 2,545,762

 Diversified Real Estate Activities - 0.5%

 995,000

 NR/B1

 Alam Synergy Pte, Ltd., 9.0%, 1/29/19 (144A)

 $

 985,050

 8,000,000

 NR/Ba1

 BR Malls International Finance, Ltd., 8.5% (Perpetual) (144A)

 7,947,304

 $

 8,932,354

 Real Estate Operating Companies - 0.9%

 6,750,000

 CCC+/NR

 Alto Palermo SA, 7.875%, 5/11/17 (144A)

 $

 6,505,312

 8,405,000

 CCC+/NR

 IRSA Inversiones y Representaciones SA, 8.5%, 2/2/17 (144A)

 7,806,144

 $

 14,311,456

 Total Real Estate

 $

 25,789,572

 Software & Services - 1.2%

 Internet Software & Services - 0.3%

 2,910,000

 BB/Ba3

 Equinix, Inc., 5.375%, 4/1/23

 $

 2,851,800

 1,700,000

 BB+/Ba1

 IAC, 4.875%, 11/30/18 (144A)

 1,751,000

 $

 4,602,800

 Data Processing & Outsourced Services - 0.2%

 3,597,000

 B-/Caa1

 First Data Corp., 12.625%, 1/15/21

 $

 4,190,505

 Systems Software - 0.6%

 11,100,490

 NR/NR

 Pegasus Solutions, Inc., 13.0%, 4/15/14 (144A) (PIK)

 $

 10,323,456

 Home Entertainment Software - 0.1%

 1,575,000

 BB+/Ba2

 Activision Blizzard, Inc., 6.125%, 9/15/23 (144A)

 $

 1,641,938

 Total Software & Services

 $

 20,758,699

 Technology Hardware & Equipment - 0.9%

 Computer Storage & Peripherals - 0.4%

 6,925,000

 BBB-/Ba1

 Seagate HDD Cayman, 4.75%, 6/1/23 (144A)

 $

 6,630,688

 Electronic Equipment Manufacturers - 0.4%

 6,150,000

 BB-/B1

 Viasystems, Inc., 7.875%, 5/1/19 (144A)

 $

 6,580,500

 Electronic Components - 0.1%

 EURO

 1,800,000

 B+/Ba2

 Belden, Inc., 5.5%, 4/15/23 (144A)

 $

 2,391,422

 Total Technology Hardware & Equipment

 $

 15,602,610

 Semiconductors & Semiconductor Equipment - 0.0% †

 Semiconductors - 0.0% †

 CNY

 14,000,000

 BB-/NR

 LDK Solar Co, Ltd., 10.0%, 2/28/14 (e)

 $

 640,693

 Total Semiconductors & Semiconductor Equipment

 $

 640,693

 Telecommunication Services - 6.2%

 Integrated Telecommunication Services - 3.6%

 4,790,000

 B/B3

 Cincinnati Bell, Inc., 8.375%, 10/15/20

 $

 5,167,212

 8,378,000

 CCC+/Caa1

 Cincinnati Bell, Inc., 8.75%, 3/15/18

 8,775,955

 COP

 1,626,000,000

 NR/Ba1

 Empresa de Telecomunicaciones de Bogota, 7.0%, 1/17/23 (144A)

 688,817

 5,200,000

 BB-/Ba2

 Frontier Communications Corp., 7.125%, 1/15/23

 5,135,000

 2,940,000

 BB-/Ba2

 Frontier Communications Corp., 8.5%, 4/15/20

 3,292,800

 10,345,000

 BB-/Ba2

 Frontier Communications Corp., 8.75%, 4/15/22

 11,288,981

 500,000

 B+/B3

 GCI, Inc., 6.75%, 6/1/21

 485,000

 EURO

 1,600,000

 B+/B1

 Telenet Finance V Luxembourg SCA, 6.25%, 8/15/22 (144A)

 2,321,956

 1,760,000

 B/B1

 Windstream Corp., 6.375%, 8/1/23

 1,636,800

 6,285,000

 B/B1

 Windstream Corp., 7.5%, 6/1/22

 6,394,988

 2,300,000

 B/B1

 Windstream Corp., 7.75%, 10/1/21

 2,415,000

 6,765,000

 B/B1

 Windstream Corp., 7.75%, 10/15/20

 7,170,900

 5,700,000

 B/B1

 Windstream Corp., 8.125%, 9/1/18

 6,084,750

 $

 60,858,159

 Wireless Telecommunication Services - 2.6%

 2,800,000

 BB-/B1

 Altice Financing SA, 6.5%, 1/15/22 (144A)

 $

 2,842,000

 600,000

 B-/B3

 Altice Finco SA, 8.125%, 1/15/24 (144A)

 627,000

 1,000,000

 NR/Caa1

 Digicel Group, Ltd., 10.5%, 4/15/18 (144A)

 1,063,000

 3,600,000

 NR/Caa1

 Digicel Group, Ltd., 8.25%, 9/30/20 (144A)

 3,744,000

 6,300,000

 B-/Caa1

 Intelsat Jackson Holdings SA, 6.625%, 12/15/22 (144A)

 6,504,750

 2,300,000

 NR/NR

 Richland Towers Funding LLC, 7.87%, 3/15/16 (144A)

 2,437,814

 2,880,000

 BB/Ba3

 T-Mobile USA, Inc., 6.542%, 4/28/20

 3,049,200

 1,940,000

 BB/Ba3

 T-Mobile USA, Inc., 6.633%, 4/28/21

 2,041,850

 1,300,000

 BB/Ba3

 T-Mobile USA, Inc., 6.731%, 4/28/22

 1,365,000

 2,750,000

 NR/NR

 Unison Ground Lease Funding LLC, 5.78%, 3/15/20 (144A)

 2,646,022

 7,800,000

 BB/Ba3

 Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC, 7.748%, 2/2/21 (144A)

 8,404,500

 5,375,000

 BB/Ba3

 VimpelCom Holdings BV, 7.5043%, 3/1/22 (144A)

 5,583,281

 RUB

 130,000,000

 BB/Ba3

 VimpelCom Holdings BV, 9.0%, 2/13/18 (144A)

 3,622,405

 $

 43,930,822

 Total Telecommunication Services

 $

 104,788,981

 Utilities - 2.6%

 Electric Utilities - 1.2%

 9,381,000

 CCC/NR

 Cia de Transporte de Energia Electrica en Alta Tension Transener SA, 9.75%, 8/15/21 (144A)

 $

 5,898,304

 7,150,000

 5.25

 BBB+/A3

 Electricite de France SA, Floating Rate Note (Perpetual) (144A)

 6,908,688

 3,806,000

 B-/Caa3

 Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (144A)

 2,278,842

 2,995,000

 8.75

 BB+/Ba1

 Enel S.p.A., Floating Rate Note, 9/24/73 (144A)

 3,249,575

 537,568

 B-/B1

 FPL Energy National Wind Portfolio LLC, 6.125%, 3/25/19 (144A)

 528,318

 311,438

 B-/Ba2

 FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (144A)

 306,766

 $

 19,170,493

 Gas Utilities - 0.6%

 2,437,000

 B-/B2

 Star Gas Partners LP, 8.875%, 12/1/17

 $

 2,589,312

 7,966,000

 CCC+/B3

 Transportadora de Gas del Sur SA, 7.875%, 5/14/17 (144A)

 7,408,380

 $

 9,997,692

 Multi-Utilities - 0.6%

 5,525,000

 NR/Caa1

 DTEK Finance Plc, 7.875%, 4/4/18 (144A)

 $

 4,903,438

 5,804,389

 NR/NR

 Ormat Funding Corp., 8.25%, 12/30/20

 5,557,702

 $

 10,461,140

 Independent Power Producers & Energy Traders - 0.2%

 940,000

 NR/Baa3

 Instituto Costarricense de Electricidad, 6.95%, 11/10/21 (144A)

 $

 956,920

 1,500,000

 B+/B1

 InterGen NV, 7.0%, 6/30/23 (144A)

 1,545,000

 133,950

 NR/NR

 Juniper Generation LLC, 6.79%, 12/31/14 (144A)

 129,877

 357,000

 BB+/Ba1

 NSG Holdings LLC, 7.75%, 12/15/25 (144A)

 377,528

 $

 3,009,325

 Total Utilities

 $

 42,638,650

 Government - 0.7%

 Government - 0.7%

 5,250,000

 BBB/NR

 Brazil Minas SPE via State of Minas Gerais, 5.333%, 2/15/28 (144A)

 $

 4,764,375

 IDR

 11,650,000,000

 NR/Aaa

 Inter-American Development Bank, 4.5%, 2/4/16

 890,113

 BRL

 11,200,000

 AAA/Aaa

 International Finance Corp., 5.0%, 12/21/15

 4,230,637

 2,288,000

 CCC+/NR

 Provincia de Neuquen Argentina, 7.875%, 4/26/21 (144A)

 2,133,560

 $

 12,018,685

 Total Government

 $

 12,018,685

 TOTAL CORPORATE BONDS

 (Cost $1,269,739,512)

 $

 1,224,914,917

 FOREIGN GOVERNMENT BONDS - 5.8%

 BRL

 2,950,000

 BBB/Baa2

 Brazilian Government International Bond, 10.25%, 1/10/28

 $

 1,161,514

 12,300,000

 CCC+/Caa1

 City of Buenos Aires Argentina, 12.5%, 4/6/15 (144A)

 12,177,000

 COP

 6,986,000,000

 BBB/Baa3

 Colombia Government International Bond, 12.0%, 10/22/15

 3,858,730

 GHS

 5,400,000

 NR/NR

 Ghana Government Bond, 19.24%, 5/30/16

 2,247,829

 GHS

 3,660,000

 NR/NR

 Ghana Government Bond, 21.0%, 10/26/15

 1,567,618

 GHS

 2,000,000

 NR/NR

 Ghana Government Bond, 26.0%, 6/5/17

 964,933

 IDR

 53,000,000,000

 NR/Baa3

 Indonesia Treasury Bond, 7.0%, 5/15/22

 3,880,590

 IDR

 81,459,000,000

 NR/Baa3

 Indonesia Treasury Bond, 8.25%, 6/15/32

 5,887,598

 MXN

 4,800,000

 A/Baa1

 Mexican Bonos, 7.5%, 6/3/27

 374,688

 MXN

 224,512,640

 A/Baa1

 Mexican Udibonos, 2.0%, 6/9/22

 15,898,314

 MXN

 10,460,248

 A/Baa1

 Mexican Udibonos, 3.5%, 12/14/17

 843,487

 NGN

 760,000,000

 NR/NR

 Nigeria Government Bond, 16.0%, 6/29/19

 5,064,798

 NGN

 634,000,000

 NR/NR

 Nigeria Treasury Bill, 2/6/14 (c)

 3,896,512

 NGN

 585,000,000

 NR/NR

 Nigeria Treasury Bill, 3/6/14 (c)

 3,561,501

 NGN

 595,000,000

 NR/NR

 Nigeria Treasury Bill, 4/10/14 (c)

 3,581,343

 NGN

 586,310,000

 NR/NR

 Nigeria Treasury Bill, 4/24/14 (c)

 3,512,633

 4,464,760

 CCC+/NR

 Province of Salta Argentina, 9.5%, 3/16/22 (144A)

 4,196,874

 7,425,000

 CCC+/Caa1

 Provincia de Buenos Aires Argentina, 10.875%, 1/26/21 (144A)

 5,531,625

 2,125,000

 CCC+/Caa1

 Provincia de Buenos Aires Argentina, 11.75%, 10/5/15 (144A)

 1,870,000

 RON

 24,770,000

 NR/NR

 Romania Government Bond, 5.85%, 4/26/23

 7,502,749

 RUB

 143,000,000

 BBB+/Baa1

 Russian Federal Bond - OFZ, 7.5%, 3/15/18

 4,039,943

 2,000,000

 B/NR

 Rwanda International Government Bond, 6.625%, 5/2/23 (144A)

 1,915,000

 575,000

 CCC+/Caa2

 Ukraine Government International Bond, 6.75%, 11/14/17 (144A)

 496,656

 3,500,000

 CCC+/Caa2

 Ukraine Government International Bond, 7.8%, 11/28/22 (144A)

 2,957,500

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $112,980,916)

 $

 96,989,435

 MUNICIPAL BONDS - 0.1%

 Municipal Development - 0.0% †

 15,000

 7.00

 B/B2

 New Jersey Economic Development Authority, Floating Rate Note, 11/15/30

 $

 15,000

 Municipal General - 0.1%

 8,875,000

 0.00

 NR/NR

 Non-Profit Preferred Funding Trust I, Floating Rate Note, 9/15/37 (144A) (d)

 $

 1,850,970

 TOTAL MUNICIPAL BONDS

 (Cost $8,873,847)

 $

 1,865,970

 SENIOR FLOATING RATE LOAN INTERESTS - 6.1% **

 Energy - 1.0%

 Oil & Gas Equipment & Services - 0.7%

 5,445,033

 8.50

 B-/B2

 FTS International, Inc., Term Loan, 5/6/16

 $

 5,522,820

 7,825,825

 11.75

 D/Caa3

 Preferred Sands Holding Co. LLC, Term B Loan, 12/15/16 (e)

 6,195,447

 $

 11,718,267

 Coal & Consumable Fuels - 0.3%

 4,700,000

 5.24

 NR/NR

 Bumi Resources Tbk PT, Term Loan, 8/15/13

 $

 4,700,000

 993,485

 5.24

 NR/NR

 Long Haul Holdings, Ltd., Term Loan 1/15/15 (e)

 387,459

 792,928

 5.24

 NR/NR

 Long Haul Holdings, Ltd., Facility B Loan, 11/17/13 (e)

 309,242

 $

 5,396,701

 Total Energy

 $

 17,114,968

 Capital Goods - 0.7%

 Aerospace & Defense - 0.6%

 3,808,321

 6.25

 B/B2

 DAE Aviation Holdings, Inc., Tranche B-1 Loan, 11/2/18

 $

 3,844,817

 1,726,443

 6.25

 B/B2

 DAE Aviation Holdings, Inc., Tranche B-2 Loan, 11/2/18

 1,742,988

 2,955,088

 5.24

 BB/B1

 Hunter Defense Technologies, Inc., Series 1 New Term Loan, 8/22/14

 2,792,558

 1,536,185

 3.49

 B/Caa1

 Hunter Defense Technologies, Inc., Term Loan, 8/22/14

 1,455,535

 $

 9,835,898

 Industrial Conglomerates - 0.1%

 1,459,241

 4.50

 B+/B2

 Pro Mach, Inc., Term Loan, 7/6/17

 $

 1,467,449

 Total Capital Goods

 $

 11,303,347

 Commercial Services & Supplies - 0.2%

 Diversified Support Services - 0.1%

 3,213,462

 10.00

 NR/NR

 IAP Worldwide Services, Inc., Term Loan (First Lien), 12/31/15 (e)

 $

 1,040,358

 Security & Alarm Services - 0.1%

 2,274,605

 4.25

 B/Ba3

 Monitronics International, Inc., Term B Loan, 3/23/18

 $

 2,294,508

 Total Commercial Services & Supplies

 $

 3,334,866

 Transportation - 0.2%

 Air Freight & Logistics - 0.2%

 508,620

 0.15

 CCC+/B2

 CEVA Group Plc, Dollar Tranche B Pre-Funded Term Loan, 8/31/16

 $

 507,667

 779,050

 5.25

 CCC+/B2

 CEVA Logistics US Holdings, Inc., US Tranche B Term Loan, 8/31/16

 777,589

 794,899

 5.24

 CCC+/NR

 EGL, Inc., EGL Tranche B Term Loan, 8/31/16

 793,408

 1,004,950

 6.75

 B-/B2

 Ozburn-Hessey Holding Co LLC, Term Loan, 5/23/19

 1,016,256

 $

 3,094,920

 Total Transportation

 $

 3,094,920

 Automobiles & Components - 0.2%

 Auto Parts & Equipment - 0.2%

 1,071

 3.16

 BB-/Ba3

 Allison Transmission, Inc., New Term B-2 Loan, 8/7/17

 $

 1,075

 3,214

 3.75

 B+/Ba3

 Allison Transmission, Inc., Term B-3 Loan, 8/23/19

 3,228

 3,127,554

 5.50

 NR/NR

 TI Group Automotive Systems LLC, Additional Term Loan, 3/27/19

 3,147,101

 $

 3,151,404

 Total Automobiles & Components

 $

 3,151,404

 Media - 0.8%

 Advertising - 0.1%

 2,198,691

 6.75

 B-/B1

 Affinion Group, Inc., Tranche B Term Loan, 10/9/16

 $

 2,186,198

 Cable & Satellite - 0.7%

 GBP

 5,600,000

 4.50

 BB-/Ba3

 Virgin Media Investment Holdings, Ltd., C Facility, 6/8/20

 $

 9,273,777

 1,677,551

 4.75

 B/B1

 WideOpenWest Finance LLC, Term B Loan, 4/1/19

 1,693,157

 $

 10,966,934

 Publishing - 0.0% †

 763,667

 4.75

 NR/WR

 Cengage Learning Acquisitions, Inc., Original Term Loan, 7/3/14 (e)

 $

 701,300

 Total Media

 $

 13,854,432

 Retailing - 0.3%

 Automotive Retail - 0.3%

 6,100,000

 5.75

 NR/NR

 CWGS GROUP LLC, Term Loan, 2/20/20

 $

 6,145,750

 Total Retailing

 $

 6,145,750

 Food & Staples Retailing - 0.1%

 Food Distributors - 0.1%

 1,376,100

 5.75

 B/B1

 AdvancePierre Foods, Inc., Term Loan (First Lien), 7/10/17

 $

 1,380,114

 Total Food & Staples Retailing

 $

 1,380,114

 Health Care Equipment & Services - 0.8%

 Health Care Services - 0.7%

 1,044,751

 4.25

 B+/B1

 Alliance HealthCare Services, Inc., Initial Term Loan, 6/3/19

 $

 1,044,588

 1,395,900

 6.75

 B+/B1

 Ardent Medical Services, Inc., 1st Lien Term Loan, 5/2/18

 1,407,532

 740,625

 6.50

 NR/B2

 BioScrip, Inc., Delayed Draw Term Loan, 7/31/20

 736,922

 1,234,375

 6.50

 B/B2

 BioScrip, Inc., Initial Term B Loan, 7/31/20

 1,228,203

 1,150,000

 6.50

 B/B2

 Gentiva Health Services, Inc., Initial Term B Loan, 10/10/19

 1,157,906

 1,115,878

 7.50

 B-/B2

 inVentiv Health, Inc., Consolidated Term Loan, 8/4/16

 1,112,043

 1,496,250

 5.75

 B/B2

 National Surgical Hospitals, Inc., Term Loan, 8/1/19

 1,501,861

 1,891,200

 6.00

 B/B1

 Surgery Center Holdings, Inc., Term Loan (First Lien), 4/11/19

 1,895,928

 1,430,750

 7.25

 B+/B1

 Virtual Radiologic Corp., Term Loan A, 12/22/16

 865,604

 $

 10,950,587

 Managed Health Care - 0.1%

 1,127,795

 9.75

 B+/B2

 MMM Holdings, Inc., Term Loan, 10/9/17

 $

 1,139,777

 820,215

 9.75

 B+/B2

 MSO of Puerto Rico, Inc., MSO Term Loan, 12/12/17

 829,442

 $

 1,969,219

 Total Health Care Equipment & Services

 $

 12,919,806

 Pharmaceuticals, Biotechnology & Life Sciences - 0.6%

 Pharmaceuticals - 0.1%

 982,563

 5.00

 B/NR

 Generic Drug Holdings, Inc., Closing Date Term Loan, 8/16/20

 $

 989,932

 Life Sciences Tools & Services - 0.5%

 9,075,000

 7.25

 NR/NR

 JLL/Delta Patheon Holdings  Bridge loan, 12/11/14

 $

 9,075,000

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 10,064,932

 Insurance - 0.1%

 Multi-line Insurance - 0.1%

 1,885,950

 4.25

 B/B1

 Alliant Holdings I, Inc., Initial Term Loan, 12/20/19

 $

 1,895,674

 Total Insurance

 $

 1,895,674

 Software & Services - 1.0%

 Application Software - 1.0%

 12,816,023

 8.50

 B-/Ba3

 Expert Global Solutions, Inc., Term B Advance (First Lien), 4/3/18

 $

 12,749,277

 3,500,000

 9.75

 CCC+/Caa1

 Vertafore, Inc., Term Loan (Second Lien), 10/29/17

 3,570,000

 $

 16,319,277

 Total Software & Services

 $

 16,319,277

 Technology Hardware & Equipment - 0.1%

 Electronic Components - 0.1%

 2,177,194

 5.00

 B/B2

 Scitor Corp., Term Loan, 2/15/17

 $

 2,155,875

 Total Technology Hardware & Equipment

 $

 2,155,875

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $106,467,477)

 $

 102,735,365

 Shares

 RIGHTS / WARRANTS - 0.0% †

 Energy - 0.0% †

 Oil & Gas Equipment & Services - 0.0% †

 2,275

 Green Field Energy Services, Inc., 11/15/21 (144A)

 $

 2,298

 Total Energy

 $

 2,298

 Automobiles & Components - 0.0% †

 Auto Parts & Equipment - 0.0% †

 990

 Lear Corp., 11/9/14

 $

 144,233

 Total Automobiles & Components

 $

 144,233

 Food, Beverage & Tobacco - 0.0% †

 Distillers & Vintners - 0.0% †

 5,578,091

 Belvedere SA, 12/23/16

 $

 225,712

 Total Food, Beverage & Tobacco

 $

 225,712

 TOTAL RIGHTS / WARRANTS

 (Cost $447,730)

 $

 372,243

 Principal Amounts

 Purchased Put Option - 0.0%  †

 4,923,450

 JPMorgan Securities LLC, USD vs TRY @ 2.154, 1/12/15

 $

 40,548

 TOTAL PURCHASED PUT OPTION

 (Premiums paid $81,114)

 $

 40,548

 TOTAL INVESTMENT IN SECURITIES - 96.3%

 (Cost $1,688,157,912) (a) (g)

 $

 1,615,066,530

 Principal Amounts

 Value

 Written Call Option (0.0%)  †

 (4,923,449)

 JPMorgan Securities LLC, USD vs TRY @ 2.950, 1/12/15

 $

 (137,140)

 TOTAL WRITTEN CALL OPTION

 (Preimums received $(81,114))

 $

 (137,140)

 OTHER ASSETS & LIABILITIES - 3.7%

 $

 62,224,025

 TOTAL NET ASSETS - 100.0%

 $

 1,677,427,695

 *

 Non-income producing security.

 NR

 Not rated by either S&P or Moody's.

 WR

 Withdrawn rating.

 †

 Amount rounds to less than 0.1%.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At January 31, 2014, the value of these securities amounted to $910,474,276 or 54.3% of total net assets.

 REIT

 Real Estate Investment Trust.

 (A.D.R.)

 American Depositary Receipts.

 (G.D.R.)

 Global Depositary Receipts.

 (Perpetual)

 Security with no stated maturity date.

 (Cat Bond)

 Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 (PIK)

 Represents pay in kind security.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (a)

 At January 31, 2014, the net unrealized depreciation on investments based on cost for federal income tax purposes of $1,698,182,344 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 64,704,800

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (147,820,614)

 Net unrealized depreciation

 $

 (83,115,814)

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at end of period.

 (c)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 (d)

 Security is valued using fair value methods (other than prices supplied by independent pricing services).

 (e)

 Security is in default and is non-income producing.

 (f)

 Security represents the interest only portion payments on a pool of underlying mortgages or mortgage-backed securities.

 (g)

 Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investment in securities, is as follows:

 United States

 46.2

 Luxembourg

 5.8

 Argentina

 5.0

 Cayman Islands

 4.9

 Mexico

 4.3

 United Kingdom

 4.1

 Netherlands

 3.3

 Ireland

 2.6

 Bermuda

 2.5

 Canada

 1.9

 Peru

 1.9

 Indonesia

 1.8

 Brazil

 1.7

 Nigeria

 1.2

 Australia

 1.1

 Other (individually less than 1%)

 11.7

 100.0

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 BRL

 Brazilian Real

 CAD

 Canadian Dollar

 CNY

 New Chinese Yuan

 COP

 Columbian Peso

 EURO

 Euro

 GBP

 British Pound Sterling

 GHS

 Ghanaian Cedi

 IDR

 Indonesian Rupiah

 MXN

 Mexican Peso

 NGN

 Nigerian Naira

 NOK

 Norwegian Krone

 RON

 Romanian Leu

 RUB

 Russian Ruble

 TRY

 Turkish Lira

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of January 31, 2014, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

$
-

$
86,801,965

$
-

$
86,801,965

 Preferred Stocks

22,166,583

7,866,686

13,050,540

43,083,809

 Convertible Preferred Stocks

515,088

-

-

515,088

 Common Stocks

6,553,805

2,230,517

1,096,960

9,881,282

 Asset Backed Securities

-

27,585,458

-

27,585,458

 Collateralized Mortgage Obligations

20,280,450

-

20,280,450

 Corporate Bonds

-

1,214,842,795

10,072,122

1,224,914,917

 Foreign Government Bonds

-

96,989,435

96,989,435

 Municipal Bonds

-

1,865,970

-

1,865,970

 Senior Floating Rate Loan Interests

-

102,735,365

-

102,735,365

 Rights / Warrants

369,945

2,298

-

372,243

 Purchased Put Option

40,548

-

-

40,548

 Total

$
29,645,969

$
1,561,200,939

$
24,219,622

$
1,615,066,530

-

 Other Financial Instruments

 Net unrealized depreciation on forward foreign currency contracts

$
-

$
(102,630
)

$
-

$
(102,630
)

 Written Call Option

(137,140
)

-

-

(137,140
)

 Total Other Financial Instruments

$
(137,140
)

$
(102,630
)

$
-

$
(239,770
)

 During the period ended January 31, 2014, one securitiy transferred from level 3 to level 2.

 The following is a reconciliation of assets valued using significant observable inputs (Level 3):

 Common Stocks

 Preferred Stocks

 Corporate Bonds

 Municipal Bonds

 Total

 Balance as of 10/31/13

$
1,442,957

$
11,355,850

$
6,589,185

$
2,662,500

$
22,050,492

 Realized gain (loss)

-

199,503

13,799

-

213,302

 Change in unrealized appreciation (depreciation)

(345,997
)

790,247

(400,661
)

-

43,589

 Purchases

-

3,180,000

6,156,000

-

9,336,000

 Sales

-

(2,475,060
)

(2,286,201
)

-

(4,761,261
)

 Transfers in to Level 3

-

-

-

-

-

 Transfers out of Level 3

-

-

-

(2,662,500
)

(2,662,500
)

 Balance as of 1/31/14

$
1,096,960

$
13,050,540

$
10,072,122

$
-

$
24,219,622

 Net change in unrealized appreciation (depreciation) of investments still held as of 1/31/14

43,589

 Pioneer Global Multisector Income Fund

 Schedule of Investments 1/31/14 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 S&P/Moody's

 Ratings

 CONVERTIBLE CORPORATE BONDS - 2.1%

 Capital Goods - 0.2%

 Electrical Components & Equipment - 0.2%

 56,000

 B/B3

 General Cable Corp., 4.5%, 11/15/29 (Step)

 $

 60,130

 Total Capital Goods

 $

 60,130

 Consumer Durables & Apparel - 0.2%

 Homebuilding - 0.2%

 50,000

 B/B2

 KB Home, 1.375%, 2/1/19

 $

 51,844

 Total Consumer Durables & Apparel

 $

 51,844

 Retailing - 0.5%

 Internet Retail - 0.5%

 110,000

 BBB/NR

 priceline.com, Inc., 0.35%, 6/15/20 (144A)

 $

 125,538

 Total Retailing

 $

 125,538

 Health Care Equipment & Services - 0.6%

 Health Care Equipment - 0.3%

 75,000

 B+/NR

 Hologic, Inc., 2.0%, 12/15/37 (Step)

 $

 85,359

 Managed Health Care - 0.3%

 75,000

 A-/NR

 WellPoint, Inc., 2.75%, 10/15/42

 $

 97,453

 Total Health Care Equipment & Services

 $

 182,812

 Semiconductors & Semiconductor Equipment - 0.6%

 Semiconductor Equipment - 0.3%

 75,000

 BBB/Baa1

 Lam Research Corp., 1.25%, 5/15/18

 $

 88,969

 Semiconductors - 0.3%

 85,000

 A-/NR

 Intel Corp., 2.95%, 12/15/35

 $

 94,084

 Total Semiconductors & Semiconductor Equipment

 $

 183,053

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $523,497)

 $

 603,377

 PREFERRED STOCKS - 2.1%

 Banks - 0.6%

 Diversified Banks - 0.4%

 4,350

 6.00

 A-/Baa1

 US Bancorp, Floating Rate Note (Perpetual)

 $

 119,886

 Regional Banks - 0.2%

 500

 6.25

 A-/NR

 CoBank ACB, Floating Rate Note (Perpetual) (144A)

 $

 48,625

 Total Banks

 $

 168,511

 Diversified Financials - 0.9%

 Other Diversified Financial Services - 0.9%

 6,527

 7.88

 BB+/Ba2

 Citigroup Capital XIII, Floating Rate Note, 10/30/40

 $

 177,078

 3,000

 7.12

 BB+/B1

 Citigroup, Inc., Floating Rate Note (Perpetual)

 78,150

 850

 8.12

 B/B3

 GMAC Capital Trust I, Floating Rate Note, 2/15/40

 23,273

 $

 278,501

 Total Diversified Financials

 $

 278,501

 Insurance - 0.6%

 Property & Casualty Insurance - 0.2%

 2,225

 5.10

 BBB/Baa1

 The Allstate Corp., Floating Rate Note, 1/15/53

 $

 54,290

 Reinsurance - 0.4%

 30,000

 0.00

 NR/NR

 Altair Re, Floating Rate Note, 6/30/16 (Cat Bond)

 $

 30,177

 22,499

 0.00

 NR/NR

 Altair Re, Floating Rate Note, 4/30/16 (Cat Bond)

 24,772

 50,000

 NR/NR

 Pangaea Re, 10/1/15 (Cat Bond) (c)

 54,219

 $

 109,168

 Total Insurance

 $

 163,458

 TOTAL PREFERRED STOCKS

 (Cost $578,442)

 $

 610,470

 CONVERTIBLE PREFERRED STOCKS - 0.5%

 Banks - 0.5%

 Diversified Banks - 0.5%

 130

 BBB+/Baa3

 Wells Fargo & Co., 7.5% (Perpetual)

 $

 150,475

 Total Banks

 $

 150,475

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $136,282)

 $

 150,475

 ASSET BACKED SECURITIES - 3.2%

 9,798

 NR/A1

 BCMSC Trust 1998-A, 6.65%, 4/15/28

 $

 9,943

 82,358

 NR/Ba3

 Bear Stearns Asset Backed Securities Trust, 8.41%, 10/25/29 (Step)

 82,282

 50,000

 A/A1

 Capital Auto Receivables Asset Trust/ Ally, 1.74%, 10/22/18

 49,717

 GBP

 50,000

 0.71

 AAA/Aaa

 Chester Asset Receivables Dealings 2004-1 Plc, Floating Rate Note, 4/15/16

 82,167

 50,639

 BB/B2

 Citicorp Residential Mortgage Trust Series 2006-1, 5.836%, 7/25/36 (Step)

 50,444

 43,249

 B-/B1

 Citicorp Residential Mortgage Trust Series 2006-3, 5.703%, 11/25/36 (Step)

 43,139

 49,438

 BBB-/NR

 CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (144A)

 50,057

 8,330

 0.53

 AA+/A1

 Countrywide Asset-Backed Certificates, Floating Rate Note, 1/25/36

 8,177

 19,364

 4.46

 BB+/Ba1

 Countrywide Asset-Backed Certificates, Floating Rate Note, 10/25/35

 19,412

 24,280

 5.07

 BB+/Ba3

 Countrywide Asset-Backed Certificates, Floating Rate Note, 2/25/36

 25,158

 97,000

 BBB+/Baa1

 Domino's Pizza Master Issuer LLC, 5.216%, 1/25/42 (144A)

 103,967

 25,000

 A/NR

 First Investors Auto Owner Trust 2013-1, 2.02%, 1/15/19 (144A)

 24,627

 29,902

 0.56

 AA+/Aa2

 First NLC Trust 2005-2, Floating Rate Note, 9/25/35

 29,246

 3,246

 0.80

 A/Baa3

 GSAMP Trust 2005-HE2, Floating Rate Note, 3/25/35

 3,216

 13,026

 NR/Baa1

 Irwin Home Equity Loan Trust 2005-1, 5.32%, 6/25/35 (Step)

 12,730

 50,000

 5.50

 BBB/Baa1

 Mastr Specialized Loan Trust, Floating Rate Note, 11/25/34 (144A)

 48,357

 9,559

 0.86

 AAA/Aaa

 New Century Home Equity Loan Trust 2005-1, Floating Rate Note, 3/25/35

 9,329

 13,861

 5.91

 AA/A3

 Origen Manufactured Housing Contract Trust 2004-A, Floating Rate Note, 1/15/35

 14,728

 30,000

 AA/Aaa

 Santander Drive Auto Receivables Trust 2012-1, 3.78%, 11/15/17

 31,002

 50,000

 A/NR

 SNAAC Auto Receivables Trust, 3.11%, 6/15/17 (144A)

 50,395

 100,000

 A/NR

 Springleaf Funding Trust 2013-A, 2.58%, 9/15/21 (144A)

 100,481

 7,844

 A+/Baa2

 Structured Asset Securities Corp., 4.77%, 10/25/34 (Step)

 8,173

 59,298

 AA-/A2

 Terwin Mortgage Trust Series TMTS 2005-16HE, 4.441%, 9/25/36 (Step)

 61,881

 136

 0.25

 NR/Aa1

 Wells Fargo Home Equity Asset-Backed Securities 2007-2 Trust, Floating Rate Note, 4/25/37

 136

 TOTAL ASSET BACKED SECURITIES

 (Cost $898,474)

 $

 918,764

 COLLATERALIZED MORTGAGE OBLIGATIONS - 12.0%

 8,829

 0.61

 CCC/NR

 Alternative Loan Trust 2003-14T1, Floating Rate Note, 8/25/18

 $

 8,374

 105,000

 BBB+/Ba3

 Alternative Loan Trust 2004-12CB, 5.0%, 7/25/19

 108,476

 6,127

 CCC/B2

 Alternative Loan Trust 2004-28CB, 5.5%, 1/25/35

 6,365

 18,504

 BB+/Ba2

 Alternative Loan Trust 2004-4CB, 4.25%, 4/25/34

 19,018

 12,544

 0.61

 NR/A3

 Banc of America Alternative Loan Trust 2003-10, Floating Rate Note, 12/25/33

 12,569

 20,715

 A+/Baa2

 Banc of America Alternative Loan Trust 2003-2, 5.75%, 4/25/33

 22,801

 55,103

 NR/Baa2

 Banc of America Alternative Loan Trust 2003-7, 5.5%, 9/25/33

 57,431

 20,774

 NR/B1

 Banc of America Alternative Loan Trust 2004-10, 5.5%, 11/25/19

 21,007

 15,238

 NR/Ba2

 Banc of America Alternative Loan Trust 2004-2, 6.0%, 3/25/34

 16,115

 14,607

 NR/Ba3

 Banc of America Alternative Loan Trust 2004-6, 5.0%, 7/25/19

 14,868

 32,275

 CCC/NR

 Banc of America Funding 2005-8 Trust, 5.5%, 1/25/36

 32,356

 10,045

 2.70

 AA+/NR

 Banc of America Mortgage 2004-E Trust, Floating Rate Note, 6/25/34

 10,222

 6,943

 6.87

 BBB+/NR

 Banc of America Mortgage 2005-H Trust, Floating Rate Note, 9/25/35

 6,957

 15,471

 A+/NR

 Banc of America Mortgage Trust 2004-11, 5.75%, 1/25/35

 16,271

 13,141

 A+/NR

 Banc of America Mortgage Trust 2004-9, 5.5%, 11/25/34

 13,912

 82,526

 NR/Caa2

 Bayview Commercial Asset Trust, 3.855%, 9/25/37 (Step) (144A) (d)

 4,952

 128,674

 NR/Caa2

 Bayview Commercial Asset Trust, 4.18175%, 7/25/37 (Step) (144A) (d)

 2,509

 9,882

 2.58

 A+/Ba1

 CHL Mortgage Pass-Through Trust 2003-56, Floating Rate Note, 12/25/33

 9,923

 3,408

 NR/B1

 Citicorp Mortgage Securities Trust Series 2006-1, 5.0%, 2/25/36

 3,594

 26,686

 0.33

 AA/Aaa

 Citigroup Commercial Mortgage Trust 2007-FL3, Floating Rate Note, 4/15/22 (144A)

 26,552

 26,458

 NR/Baa1

 Citigroup Mortgage Loan Trust, Inc., 6.75%, 8/25/34

 28,452

 100,000

 4.65

 AA-/A3

 City Center Trust 2011-CCHP, Floating Rate Note, 7/15/28 (144A)

 100,829

 100,000

 NR/Aaa

 COMM 2012-LC4 Mortgage Trust, 4.063%, 12/10/44

 103,176

 50,000

 AAA/Aaa

 COMM 2013-LC6 Mortgage Trust, 2.941%, 1/10/46

 47,923

 38,770

 NR/Baa1

 Credit Suisse Commercial Mortgage Trust Series 2007-C1, 5.361%, 2/15/40

 41,362

 3,768

 1.51

 AA+/A3

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/25/33

 3,767

 50,000

 6.45

 D/Caa2

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 9/15/34 (144A)

 49,990

 30,000

 NR/A2

 Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)

 32,662

 100,000

 5.42

 NR/Aa2

 DBUBS 2011-LC3 Mortgage Trust, Floating Rate Note, 8/10/44 (144A)

 110,413

 9,234

 NR/NR

 Federal Home Loan Mortgage Corp. REMICS, 5.0%, 6/15/34

 9,405

 100,000

 4.16

 NR/Baa2

 Federal Home Loan Mortgage Corp., Floating Rate Note, 9/25/44 (144A)

 98,759

 20,000

 NR/NR

 Federal National Mortgage Association REMICS, 4.5%, 6/25/29

 21,726

 27,029

 NR/NR

 Federal National Mortgage Association REMICS, 6.0%, 3/25/35

 27,951

 45,000

 5.19

 NR/NR

 FREMF Mortgage Trust 2010-K9 REMICS, Floating Rate Note, 9/25/45 (144A)

 48,192

 25,000

 4.35

 NR/A3

 FREMF Mortgage Trust 2011-K12, Floating Rate Note, 1/25/46 (144A)

 25,434

 25,000

 4.77

 NR/A3

 FREMF Mortgage Trust 2011-K702, Floating Rate Note, 4/25/44 (144A)

 26,561

 50,000

 4.89

 NR/A3

 FREMF Mortgage Trust 2011-K703, Floating Rate Note, 7/25/44 (144A)

 53,288

 25,000

 4.29

 A-/NR

 FREMF Mortgage Trust Class B, Floating Rate Note, 7/25/48 (144A)

 26,094

 50,000

 NR/NR

 Government National Mortgage Association, 4.5%, 9/20/39

 53,469

 15,541

 NR/NR

 Government National Mortgage Association, 5.25%, 8/16/35

 17,459

 243,409

 1.03

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 2/16/53

 19,702

 290,388

 1.08

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 8/16/52

 20,539

 339,265

 1.07

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 9/16/52

 28,360

 50,000

 NR/Aaa

 GS Mortgage Securities Corp. II, 3.377%, 5/10/45

 50,518

 25,000

 AA-/NR

 GS Mortgage Securities Corp. II, 3.682%, 2/10/46 (144A)

 23,828

 50,000

 NR/Aaa

 GS Mortgage Securities Corp. II, 5.56%, 11/10/39

 54,838

 100,000

 1.91

 NR/A3

 GS Mortgage Securities Corp. II, Floating Rate Note, 11/8/29 (144A)

 100,267

 88,524

 2.33

 A+/NR

 GSR Mortgage Loan Trust 2003-9, Floating Rate Note, 8/25/33

 89,394

 100,000

 2.54

 A/A2

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 10/15/25 (144A)

 100,342

 41,833

 0.52

 NR/Ba1

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-FL2, Floating Rate Note, 11/15/18 (144A)

 39,646

 35,000

 NR/Aaa

 JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5, 4.1712%, 8/15/46

 37,220

 13,374

 2.49

 AA+/Baa1

 JP Morgan Mortgage Trust 2004-A1, Floating Rate Note, 2/25/34

 13,474

 124,616

 2.84

 A+/NR

 JP Morgan Mortgage Trust 2004-A2, Floating Rate Note, 5/25/34

 125,950

 19,880

 B+/Baa3

 JP Morgan Mortgage Trust 2004-S1, 5.0%, 9/25/34

 20,465

 16,602

 B-/Ba2

 JP Morgan Mortgage Trust 2004-S1, 6.0%, 9/25/34

 17,484

 4,911

 5.62

 BBB+/NR

 LB-UBS Commercial Mortgage Trust 2002-C4, Floating Rate Note, 10/15/35 (144A)

 4,925

 6,102

 BB+/NR

 MASTR Alternative Loan Trust 2004-10, 5.5%, 10/25/19

 6,256

 1,107

 AAA/NR

 MASTR Alternative Loan Trust 2004-13, 4.5%, 1/25/15

 1,107

 41,540

 B-/NR

 MASTR Alternative Loan Trust 2004-6, 6.0%, 7/25/34

 43,643

 15,795

 A+/NR

 MASTR Alternative Loan Trust 2005-1, 5.5%, 2/25/35

 16,041

 48,276

 6.60

 A-/NR

 MASTR Seasoned Securitization Trust 2005-1, Floating Rate Note, 9/25/32

 50,510

 CAD

 250,000

 4.74

 NR/Aaa

 Merrill Lynch Financial Assets, Inc., Floating Rate Note, 1/12/40

 240,970

 16,106

 0.62

 A+/Baa1

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A, Floating Rate Note, 4/25/29

 15,301

 75,000

 5.48

 NR/Ba2

 ML-CFC Commercial Mortgage Trust 2006-3, Floating Rate Note, 7/12/46

 73,910

 100,000

 NR/NR

 Morgan Stanley Re-REMIC Trust 2010-R9, 5.0%, 11/26/36 (144A)

 101,040

 GBP

 74,826

 0.92

 AA+/NR

 Paragon Secured Finance Plc, Floating Rate Note, 11/15/35

 120,086

 EURO

 100,000

 1.53

 AAA/Aaa

 Permanent Master Issuer Plc, Floating Rate Note, 7/15/42

 136,451

 41,773

 BB+/Caa1

 RAAC Series 2004-SP2 Trust, 6.0%, 1/25/32

 42,568

 17,261

 0.71

 NR/Baa3

 RALI Series 2002-QS16 Trust, Floating Rate Note, 10/25/17

 16,417

 32,583

 BBB+/Baa2

 RALI Series 2004-QS1 Trust, 4.25%, 1/25/34

 32,926

 6,166

 0.71

 BBB+/Baa2

 RALI Series 2004-QS1 Trust, Floating Rate Note, 1/25/34

 6,153

 28,402

 NR/B1

 RALI Series 2004-QS13 Trust, 5.0%, 9/25/19

 29,117

 8,369

 NR/B3

 RALI Series 2004-QS16 Trust, 5.5%, 12/25/34

 8,779

 25,079

 1.56

 B-/Ba3

 RESI Finance LP, Floating Rate Note, 9/10/35 (144A)

 22,083

 8,126

 B-/NR

 Residential Asset Securitization Trust 2004-A10, 5.5%, 2/25/35

 8,427

 22,954

 B/NR

 Residential Asset Securitization Trust 2004-A9, 5.75%, 12/25/34

 24,233

 15,351

 CCC/NR

 Residential Asset Securitization Trust 2005-A9, 5.5%, 7/25/35

 15,287

 43,687

 CCC/NR

 RFMSI Series 2005-S6 Trust, 5.25%, 8/25/35

 44,530

 EURO

 31,742

 0.72

 AAA/A1

 RHG Mortgage Securities Pty, Ltd., Floating Rate Note, 7/21/35

 42,655

 AUD

 25,393

 3.38

 AAA/A1

 RHG Mortgage Securities Pty, Ltd., Floating Rate Note, 7/21/35

 21,680

 23,848

 0.38

 BBB+/Ba1

 Sequoia Mortgage Trust 2005-2, Floating Rate Note, 3/20/35

 21,994

 40,499

 2.67

 A+/Baa3

 Structured Asset Securities Corp. Mortgage Certificates Series 2003-31A, Floating Rate Note, 10/25/33

 41,324

 50,000

 AAA/Aa1

 TimberStar Trust 1, 5.668%, 10/15/36 (144A)

 54,561

 57,507

 2.40

 BBB+/NR

 WaMu Mortgage Pass-Through Certificates, Floating Rate Note, 1/25/35

 57,098

 78,726

 NR/Aaa

 Wells Fargo Commercial Mortgage Trust, 3.349%, 11/15/43 (144A)

 82,499

 20,078

 5.24

 BB/B3

 Wells Fargo Mortgage Backed Securities 2005-AR13 Trust, Floating Rate Note, 5/25/35

 20,624

 7,181

 AA+/Baa1

 Wells Fargo Mortgage Backed Securities 2006-16 Trust, 5.0%, 11/25/36

 7,477

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $3,426,965)

 $

 3,493,883

 CORPORATE BONDS - 32.6%

 Energy - 4.1%

 Oil & Gas Drilling - 0.5%

 25,000

 BBB+/Baa1

 Pride International, Inc., 6.875%, 8/15/20

 $

 30,232

 100,000

 BBB-/Baa3

 Rowan Companies, Inc., 4.75%, 1/15/24

 101,276

 $

 131,508

 Oil & Gas Equipment & Services - 0.2%

 25,000

 BBB-/Baa2

 Weatherford International, Ltd. Bermuda, 5.95%, 4/15/42

 $

 25,602

 25,000

 BBB-/Baa2

 Weatherford International, Ltd. Bermuda, 9.625%, 3/1/19

 32,455

 $

 58,057

 Integrated Oil & Gas - 0.2%

 50,000

 BBB+/Baa1

 Petroleos Mexicanos, 6.375%, 1/23/45 (144A)

 $

 50,005

 Oil & Gas Exploration & Production - 1.6%

 50,000

 B-/B3

 Carrizo Oil & Gas, Inc., 8.625%, 10/15/18

 $

 54,000

 50,000

 B/B2

 EP Energy LLC, 9.375%, 5/1/20

 57,500

 90,000

 B+/B1

 Linn Energy LLC, 7.0%, 11/1/19 (144A)

 91,350

 51,000

 B+/B1

 Linn Energy LLC, 8.625%, 4/15/20

 55,080

 23,000

 BBB/Baa1

 Marathon Oil Corp., 5.9%, 3/15/18

 26,467

 70,000

 BBB/Baa3

 Plains Exploration & Production Co., 6.75%, 2/1/22

 76,738

 100,000

 BB/Ba2

 Range Resources Corp., 5.0%, 3/15/23

 98,875

 $

 460,010

 Oil & Gas Refining & Marketing - 0.3%

 40,000

 BBB+/A2

 Motiva Enterprises LLC, 5.75%, 1/15/20 (144A)

 $

 45,912

 25,000

 BBB-/Baa2

 Spectra Energy Capital LLC, 6.2%, 4/15/18

 28,600

 21,000

 BBB/Baa2

 Valero Energy Corp., 9.375%, 3/15/19

 27,606

 $

 102,118

 Oil & Gas Storage & Transportation - 1.1%

 25,000

 BBB-/Baa3

 Buckeye Partners LP, 6.05%, 1/15/18

 $

 28,077

 25,000

 BBB-/Baa2

 DCP Midstream LLC, 9.75%, 3/15/19 (144A)

 31,800

 50,000

 5.85

 BB/Baa3

 DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)

 46,250

 70,000

 BBB/Baa2

 Kinder Morgan Energy Partners LP, 4.15%, 3/1/22

 70,930

 10,000

 BBB/Baa2

 Kinder Morgan Energy Partners LP, 5.95%, 2/15/18

 11,456

 25,000

 BBB/Baa2

 Plains All American Pipeline LP, 6.125%, 1/15/17

 28,388

 10,000

 A/A3

 Questar Pipeline Co., 5.83%, 2/1/18

 11,488

 10,000

 BBB-/Baa2

 Spectra Energy Capital LLC, 6.75%, 7/15/18

 11,551

 60,000

 BBB-/Baa3

 Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42

 63,651

 13,000

 BBB-/Baa3

 The Williams Companies, Inc., 7.75%, 6/15/31

 14,142

 $

 317,733

 Coal & Consumable Fuels - 0.2%

 45,000

 B-/B3

 Alpha Natural Resources, Inc., 6.0%, 6/1/19

 $

 37,238

 25,000

 BB-/B1

 Berau Coal Energy Tbk PT, 7.25%, 3/13/17 (144A)

 24,875

 $

 62,113

 Total Energy

 $

 1,181,544

 Materials - 1.7%

 Diversified Chemicals - 0.1%

 20,000

 BBB/Baa2

 Eastman Chemical Co., 4.8%, 9/1/42

 $

 19,412

 Construction Materials - 0.6%

 150,000

 B+/NR

 Cemex SAB de CV, 5.875%, 3/25/19 (144A)

 $

 150,000

 30,000

 BBB/Baa2

 Holcim US Finance Sarl & Cie SCS, 6.0%, 12/30/19 (144A)

 34,630

 $

 184,630

 Diversified Metals & Mining - 0.4%

 50,000

 BB+/Baa3

 AngloGold Ashanti Holdings Plc, 5.125%, 8/1/22

 $

 43,077

 35,000

 BB+/Baa3

 AngloGold Ashanti Holdings Plc, 5.375%, 4/15/20

 32,462

 35,000

 BBB/Baa3

 Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23

 33,515

 $

 109,054

 Gold - 0.1%

 35,000

 BBB+/Baa2

 Goldcorp, Inc., 3.7%, 3/15/23

 $

 32,268

 Steel - 0.5%

 30,000

 BB+/Ba1

 ArcelorMittal, 6.125%, 6/1/18

 $

 32,625

 25,000

 BBB/Baa2

 Glencore Funding LLC, 4.125%, 5/30/23 (144A)

 23,392

 100,000

 NR/Caa1

 Metinvest BV, 10.25%, 5/20/15 (144A)

 99,416

 $

 155,433

 Total Materials

 $

 500,797

 Capital Goods - 1.7%

 Aerospace & Defense - 0.2%

 50,000

 BB/Ba2

 Bombardier, Inc., 4.25%, 1/15/16 (144A)

 $

 51,750

 Building Products - 0.6%

 25,000

 BBB-/Ba3

 Masco Corp., 5.95%, 3/15/22

 $

 26,562

 85,000

 BBB-/Ba3

 Masco Corp., 7.125%, 3/15/20

 96,688

 50,000

 5.75

 BBB+/Baa2

 Stanley Black & Decker, Inc., Floating Rate Note, 12/15/53

 53,125

 $

 176,375

 Electrical Components & Equipment - 0.1%

 25,000

 B-/B3

 WireCo WorldGroup, Inc., 9.5%, 5/15/17

 $

 25,875

 Construction & Farm Machinery & Heavy Trucks - 0.3%

 25,000

 A/A2

 Caterpillar Financial Services Corp., 7.05%, 10/1/18

 $

 30,626

 60,000

 A/A3

 Cummins, Inc., 5.65%, 3/1/98

 61,023

 10,000

 A/A3

 Cummins, Inc., 6.75%, 2/15/27

 12,072

 $

 103,721

 Industrial Machinery - 0.1%

 20,000

 BBB/Baa2

 Valmont Industries, Inc., 6.625%, 4/20/20

 $

 23,233

 Trading Companies & Distributors - 0.4%

 55,000

 BB+/NR

 Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)

 $

 60,332

 40,000

 BBB/Baa2

 GATX Corp., 6.0%, 2/15/18

 45,190

 $

 105,522

 Total Capital Goods

 $

 486,476

 Transportation - 1.9%

 Air Freight & Logistics - 0.3%

 75,000

 CCC+/B2

 CEVA Group Plc, 8.375%, 12/1/17 (144A)

 $

 78,281

 Airlines - 1.0%

 100,000

 A-/Baa2

 Air Canada 2013-1 Class A Pass Through Trust, 4.125%, 11/15/26 (144A)

 $

 97,500

 11,614

 A+/Baa1

 Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 11/23/19

 12,601

 75,000

 BB+/NR

 United Airlines 2013-1 Class B Pass Through Trust, 5.375%, 8/15/21

 76,875

 100,000

 A-/Baa1

 US Airways 2013-1 Class A Pass Through Trust, 3.95%, 5/15/27

 99,500

 $

 286,476

 Railroads - 0.1%

 25,000

 BBB+/A3

 Burlington Northern Santa Fe LLC, 5.75%, 3/15/18

 $

 28,835

 Airport Services - 0.5%

 150,000

 B/B2

 Aguila 3 SA, 7.875%, 1/31/18 (144A)

 $

 159,188

 Total Transportation

 $

 552,780

 Consumer Durables & Apparel - 0.1%

 Home Furnishings - 0.1%

 25,000

 BBB/Baa3

 Mohawk Industries, Inc., 3.85%, 2/1/23

 $

 24,469

 Total Consumer Durables & Apparel

 $

 24,469

 Consumer Services - 0.7%

 Casinos & Gaming - 0.3%

 50,000

 BBB-/Ba1

 GLP Capital LP, 4.375%, 11/1/18 (144A)

 $

 51,250

 25,000

 BBB/Baa2

 International Game Technology, 7.5%, 6/15/19

 29,664

 $

 80,914

 Education Services - 0.4%

 25,000

 NR/Aa2

 Bowdoin College, 4.693%, 7/1/12

 $

 22,345

 75,000

 AA-/Aa2

 Tufts University, 5.017%, 4/15/12

 71,360

 25,000

 AAA/Aaa

 Yale University, 2.9%, 10/15/14

 25,466

 $

 119,171

 Total Consumer Services

 $

 200,085

 Media - 0.2%

 Cable & Satellite - 0.2%

 25,000

 BBB+/Baa1

 British Sky Broadcasting Group Plc, 6.1%, 2/15/18 (144A)

 $

 28,669

 10,000

 BBB/Baa2

 Time Warner Cable, Inc., 8.25%, 4/1/19

 11,825

 5,000

 BBB/Baa2

 Time Warner Cable, Inc., 8.75%, 2/14/19

 6,012

 $

 46,506

 Total Media

 $

 46,506

 Retailing - 0.4%

 Internet Retail - 0.2%

 50,000

 BBB-/Ba1

 Expedia, Inc., 5.95%, 8/15/20

 $

 54,840

 Department Stores - 0.2%

 50,000

 CCC+/Caa2

 Neiman Marcus Group, Ltd., Inc., 8.0%, 10/15/21 (144A)

 $

 52,375

 Total Retailing

 $

 107,215

 Food & Staples Retailing - 0.1%

 Drug Retail - 0.1%

 13,891

 BBB+/Baa1

 CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)

 $

 15,232

 Total Food & Staples Retailing

 $

 15,232

 Food, Beverage & Tobacco - 1.4%

 Brewers - 0.1%

 20,000

 A/A3

 Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19

 $

 25,102

 Agricultural Products - 0.2%

 50,000

 BBB/Baa2

 Viterra, Inc., 5.95%, 8/1/20 (144A)

 $

 54,677

 Packaged Foods & Meats - 1.1%

 50,000

 BB-/B1

 B&G Foods, Inc., 4.625%, 6/1/21

 $

 48,438

 70,000

 BBB/Baa2

 Kraft Foods Group, Inc., 3.5%, 6/6/22

 70,069

 32,000

 BBB-/Baa1

 Mondelez International, Inc., 6.5%, 2/9/40

 39,460

 150,000

 B/B1

 Post Holdings, Inc., 7.375%, 2/15/22

 159,562

 $

 317,529

 Tobacco - 0.0% †

 20,000

 BBB-/Baa2

 Lorillard Tobacco Co., 3.75%, 5/20/23

 $

 18,920

 Total Food, Beverage & Tobacco

 $

 416,228

 Health Care Equipment & Services - 0.4%

 Health Care Services - 0.1%

 50,000

 A+/A1

 Catholic Health Initiatives, 4.35%, 11/1/42

 $

 45,264

 Health Care Technology - 0.3%

 75,000

 B/B3

 MedAssets, Inc., 8.0%, 11/15/18

 $

 80,812

 Total Health Care Equipment & Services

 $

 126,076

 Banks - 4.2%

 Diversified Banks - 2.9%

 NOK

 250,000

 AAA/Aaa

 Asian Development Bank, 3.375%, 5/20/14

 $

 39,995

 EURO

 50,000

 NR/Aaa

 AXA Bank Europe SCF, 3.5%, 11/5/20

 75,561

 AUD

 100,000

 AA-/Aa2

 Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Australia, 6.0%, 10/29/15

 91,011

 75,000

 AA-/Aa2

 Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 3.875%, 2/8/22

 76,394

 NOK

 1,500,000

 AAA/Aaa

 International Bank for Reconstruction & Development, 3.25%, 4/14/14

 239,504

 AUD

 185,000

 AAA/Aaa

 International Bank for Reconstruction & Development, 5.75%, 10/21/19

 175,967

 100,000

 BBB/Baa2

 Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)

 111,840

 50,000

 4.50

 NR/Baa3

 Scotiabank Peru SA, Floating Rate Note, 12/13/27 (144A)

 43,750

 $

 854,022

 Regional Banks - 1.1%

 25,000

 A/A2

 Mellon Funding Corp., 5.5%, 11/15/18

 $

 28,409

 75,000

 BBB/Baa1

 SunTrust Banks, Inc., 3.5%, 1/20/17

 79,548

 65,000

 4.46

 BBB/Baa3

 The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)

 65,081

 115,000

 6.75

 BBB/Baa3

 The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)

 121,038

 20,000

 A+/A1

 Wachovia Bank NA, 6.0%, 11/15/17

 23,157

 $

 317,233

 Thrifts & Mortgage Finance - 0.2%

 50,000

 BBB-/Baa2

 Astoria Financial Corp., 5.0%, 6/19/17

 $

 53,709

 Total Banks

 $

 1,224,964

 Diversified Financials - 3.6%

 Other Diversified Financial Services - 1.6%

 25,000

 A-/NR

 Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)

 $

 25,618

 100,000

 7.12

 AA-/Baa1

 General Electric Capital Corp., Floating Rate Note (Perpetual)

 112,375

 NZD

 100,000

 A/A3

 JPMorgan Chase & Co., 4.25%, 11/2/18

 77,197

 25,000

 A/A3

 JPMorgan Chase & Co., 6.0%, 1/15/18

 28,809

 125,000

 5.15

 BBB/Ba1

 JPMorgan Chase & Co., Floating Rate Note, 12/31/49 (Perpetual)

 113,594

 100,000

 A/NR

 KKR Group Finance Co. II LLC, 5.5%, 2/1/43 (144A)

 101,972

 $

 459,565

 Specialized Finance - 0.4%

 91,000

 BBB-/NR

 Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)

 $

 95,550

 10,000

 A+/A1

 National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/18

 11,446

 $

 106,996

 Asset Management & Custody Banks - 0.1%

 5,000

 A-/A3

 Eaton Vance Corp., 6.5%, 10/2/17

 $

 5,753

 36,000

 BBB/NR

 Prospect Capital Corp., 5.875%, 3/15/23

 35,827

 $

 41,580

 Investment Banking & Brokerage - 1.5%

 50,000

 BBB/Baa3

 Jefferies Group LLC, 6.875%, 4/15/21

 $

 57,905

 10,000

 BBB/A3

 Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)

 11,174

 100,000

 BBB+/Baa3

 Merrill Lynch & Co., Inc., 7.75%, 5/14/38

 129,387

 75,000

 BBB+/Baa3

 Morgan Stanley, 4.1%, 5/22/23

 73,039

 50,000

 BBB+/Baa3

 Morgan Stanley, 4.875%, 11/1/22

 51,941

 10,000

 A-/Baa2

 Morgan Stanley, 5.5%, 1/26/20

 11,290

 25,000

 BBB/Baa2

 Raymond James Financial, Inc., 4.25%, 4/15/16

 26,615

 90,000

 NR/Baa3

 Scottrade Financial Services, Inc., 6.125%, 7/11/21 (144A)

 90,683

 $

 452,034

 Total Diversified Financials

 $

 1,060,175

 Insurance - 2.6%

 Life & Health Insurance - 0.9%

 35,000

 BBB+/NR

 Delphi Financial Group, Inc., 7.875%, 1/31/20

 $

 41,165

 15,000

 A-/Baa1

 Lincoln National Corp., 8.75%, 7/1/19

 19,459

 6,000

 6.05

 BBB/Baa3

 Lincoln National Corp., Floating Rate Note, 4/20/67

 5,910

 35,000

 BBB/Baa2

 MetLife, Inc., 10.75%, 8/1/69

 51,800

 45,000

 A-/Baa2

 Protective Life Corp., 7.375%, 10/15/19

 55,004

 100,000

 5.88

 BBB+/Baa2

 Prudential Financial, Inc., Floating Rate Note, 9/15/42

 102,500

 $

 275,838

 Multi-line Insurance - 0.3%

 60,000

 BBB/A3

 AXA SA, 8.6%, 12/15/30

 $

 75,183

 Property & Casualty Insurance - 0.7%

 20,000

 BBB-/Baa2

 OneBeacon US Holdings, Inc., 4.6%, 11/9/22

 $

 19,976

 110,000

 6.50

 BBB/Baa1

 The Allstate Corp., Floating Rate Note, 5/15/57

 114,675

 50,000

 BBB-/Baa3

 The Hanover Insurance Group, Inc., 7.5%, 3/1/20

 60,287

 $

 194,938

 Reinsurance - 0.7%

 50,000

 BBB/NR

 Montpelier Re Holdings, Ltd., 4.7%, 10/15/22

 $

 50,403

 40,000

 BBB/NR

 Platinum Underwriters Finance, Inc., 7.5%, 6/1/17

 45,581

 95,000

 7.51

 BB+/Ba2

 Sirius International Group, Ltd., Floating Rate Note (Perpetual) (144A)

 98,634

 25,000

 5.88

 NR/NR

 Wilton Re Finance LLC, Floating Rate Note, 3/30/33 (144A)

 24,812

 $

 219,430

 Total Insurance

 $

 765,389

 Real Estate - 1.5%

 Diversified REIT- 0.1%

 20,000

 BBB/Baa2

 Digital Realty Trust LP, 4.5%, 7/15/15

 $

 20,798

 10,000

 BBB/Baa2

 Digital Realty Trust LP, 5.875%, 2/1/20

 10,997

 $

 31,795

 Office REIT- 0.8%

 40,000

 BBB-/Baa2

 Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22

 $

 41,105

 25,000

 BBB-/Baa3

 Corporate Office Properties LP, 3.6%, 5/15/23

 23,171

 50,000

 BB/Ba1

 DuPont Fabros Technology LP, 5.875%, 9/15/21

 51,875

 35,000

 BBB/Baa2

 Highwoods Realty LP, 3.625%, 1/15/23

 32,898

 25,000

 BBB/Baa2

 Mack-Cali Realty LP, 5.125%, 2/15/14

 25,027

 50,000

 BBB/Baa2

 Piedmont Operating Partnership LP, 3.4%, 6/1/23

 46,187

 $

 220,263

 Retail REIT- 0.1%

 35,000

 BBB-/Baa2

 DDR Corp., 7.5%, 4/1/17

 $

 40,728

 Specialized REIT- 0.5%

 25,000

 BBB-/Baa3

 Healthcare Realty Trust, Inc., 6.5%, 1/17/17

 $

 28,084

 40,000

 BBB-/Baa2

 Hospitality Properties Trust, 5.0%, 8/15/22

 41,428

 25,000

 BBB-/Baa2

 Hospitality Properties Trust, 7.875%, 8/15/14

 25,050

 45,000

 BBB-/Baa3

 Senior Housing Properties Trust, 6.75%, 4/15/20

 51,031

 $

 145,593

 Total Real Estate

 $

 438,379

 Software & Services - 0.7%

 Internet Software & Services - 0.3%

 100,000

 BB-/B2

 Bankrate, Inc., 6.125%, 8/15/18 (144A)

 $

 104,750

 Data Processing & Outsourced Services - 0.2%

 50,000

 BB-/Ba2

 Audatex North America, Inc., 6.0%, 6/15/21 (144A)

 $

 52,125

 Home Entertainment Software - 0.2%

 50,000

 BB+/Ba2

 Activision Blizzard, Inc., 6.125%, 9/15/23 (144A)

 $

 52,125

 Total Software & Services

 $

 209,000

 Semiconductors & Semiconductor Equipment - 0.1%

 Semiconductor Equipment - 0.1%

 25,000

 BBB/Baa1

 KLA-Tencor Corp., 6.9%, 5/1/18

 $

 29,577

 Total Semiconductors & Semiconductor Equipment

 $

 29,577

 Telecommunication Services - 2.7%

 Integrated Telecommunication Services - 1.9%

 CHF

 40,000

 BBB+/Baa1

 Deutsche Telekom AG, 3.75%, 4/22/14

 $

 44,428

 COP

 124,000,000

 NR/Ba1

 Empresa de Telecomunicaciones de Bogota, 7.0%, 1/17/23 (144A)

 52,530

 30,000

 BB-/Ba2

 Frontier Communications Corp., 8.5%, 4/15/20

 33,600

 50,000

 B+/B3

 GCI, Inc., 6.75%, 6/1/21

 48,500

 45,000

 NR/A2

 GTP Acquisition Partners I LLC, 4.347%, 6/15/16 (144A)

 47,346

 45,000

 NR/A2

 GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)

 46,185

 20,000

 A/A2

 Qtel International Finance, Ltd., 6.5%, 6/10/14 (144A)

 20,340

 EURO

 50,000

 BBB/Baa2

 Telefonica Emisiones SAU, 5.496%, 4/1/16

 73,388

 75,000

 BBB/Baa2

 Telefonica Emisiones SAU, 6.221%, 7/3/17

 85,573

 25,000

 NR/NR

 Unison Ground Lease Funding LLC, 2.981%, 3/15/20 (144A)

 24,060

 70,000

 BBB+/Baa1

 Verizon Communications, Inc., 6.55%, 9/15/43

 84,024

 $

 559,974

 Wireless Telecommunication Services - 0.8%

 75,000

 BB/Ba3

 MetroPCS Wireless, Inc., 6.625%, 11/15/20

 $

 79,312

 RUB

 5,000,000

 BB/Ba3

 VimpelCom Holdings BV, 9.0%, 2/13/18 (144A)

 139,323

 $

 218,635

 Total Telecommunication Services

 $

 778,609

 Utilities - 2.3%

 Electric Utilities - 2.1%

 10,000

 A-/A2

 Commonwealth Edison Co., 6.15%, 9/15/17

 $

 11,598

 25,000

 BBB/Baa1

 Commonwealth Edison Co., 6.95%, 7/15/18

 29,725

 100,000

 5.25

 BBB+/A3

 Electricite de France SA, Floating Rate Note (Perpetual) (144A)

 96,625

 100,000

 A+/Aa3

 Electricite de France, 6.0%, 1/22/14 (144A)

 100,430

 200,000

 8.75

 BB+/Ba1

 Enel S.p.A., Floating Rate Note, 9/24/73 (144A)

 217,000

 70,000

 BBB/Baa2

 Public Service Co. of New Mexico, 7.95%, 5/15/18

 83,726

 50,000

 6.25

 BBB-/Baa1

 Southern California Edison Co., Floating Rate Note (Perpetual)

 51,875

 10,000

 BBB+/A3

 West Penn Power Co., 5.95%, 12/15/17 (144A)

 11,509

 $

 602,488

 Multi-Utilities - 0.1%

 25,000

 BBB+/A3

 New York State Electric & Gas Corp., 6.15%, 12/15/17 (144A)

 $

 27,772

 Independent Power Producers & Energy Traders - 0.1%

 35,813

 BBB-/Baa3

 Panoche Energy Center LLC, 6.885%, 7/31/29 (144A)

 $

 38,326

 Total Utilities

 $

 668,586

 Government - 2.2%

 Government - 2.2%

 200,000

 BBB/NR

 Brazil Minas SPE via State of Minas Gerais, 5.333%, 2/15/28 (144A)

 $

 181,500

 TRY

 65,000

 AAA/Aaa

 European Investment Bank, 3/2/15 (c)

 25,593

 IDR

 850,000,000

 NR/Aaa

 Inter-American Development Bank, 4.5%, 2/4/16

 64,944

 BRL

 400,000

 AAA/Aaa

 International Finance Corp., 5.0%, 12/21/15

 151,094

 AUD

 100,000

 AA+/Aa1

 Queensland Treasury Corp., 5.75%, 7/22/24

 95,326

 AUD

 120,000

 AA+/Aa1

 Queensland Treasury Corp., 6.0%, 7/21/22

 116,729

 $

 635,186

 Total Government

 $

 635,186

 TOTAL CORPORATE BONDS

 (Cost $9,229,567)

 $

 9,467,273

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.0%

 237,639

 AAA/Aaa

 Fannie Mae, 3.5%, 9/1/42

 $

 241,402

 37,037

 AAA/Aaa

 Fannie Mae, 4.5%, 4/1/41

 39,754

 39,348

 AAA/Aaa

 Fannie Mae, 5.0%, 6/1/40

 43,120

 283,297

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 4.0%, 1/1/44

 296,184

 87,169

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 10/1/38

 94,643

 74,664

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 9/1/38

 81,087

 54,597

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 8/1/37

 60,944

 28,257

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 1/1/38

 31,494

 104,289

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 4/1/38

 116,333

 62,488

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 1/15/40

 68,344

 63,773

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 7/15/41

 70,104

 67,173

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 9/15/40

 73,422

 87,986

 AAA/Aaa

 Government National Mortgage Association II, 4.5%, 9/20/41

 95,632

 60,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.5%, 2/15/36

 69,881

 60,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.5%, 8/15/39

 69,938

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $1,409,288)

 $

 1,452,282

 FOREIGN GOVERNMENT BONDS - 30.4%

 AUD

 100,000

 NR/Aaa

 Australia Government Bond, 5.75%, 5/15/21

 $

 98,958

 EURO

 50,000

 AA+/Aaa

 Austria Government Bond, 4.15%, 3/15/37 (144A) (144A)

 83,961

 EURO

 50,000

 AA+/Aaa

 Austria Government Bond, 4.35%, 3/15/19 (144A) (144A)

 78,974

 EURO

 25,000

 NR/Aa3

 Belgium Government Bond, 5.5%, 3/28/28

 44,757

 200,000

 NR/NR

 Commonwealth of the Bahamas, 5.75%, 1/16/24 (144A)

 198,000

 200,000

 BB/Ba1

 Croatia Government International Bond, 5.5%, 4/4/23 (144A)

 190,500

 DKK

 250,000

 AAA/Aaa

 Denmark Government Bond, 4.5%, 11/15/39

 62,777

 EURO

 300,000

 AAA/Aaa

 Finland Government Bond, 4.375%, 7/4/19 (144A)

 477,597

 GHS

 10,000

 NR/NR

 Ghana Government Bond, 16.9%, 3/7/16

 4,006

 GHS

 100,000

 NR/NR

 Ghana Government Bond, 19.24%, 5/30/16

 41,626

 GHS

 380,000

 NR/NR

 Ghana Government Bond, 21.0%, 10/26/15

 162,758

 GHS

 25,000

 NR/NR

 Ghana Government Bond, 26.0%, 6/5/17

 12,062

 IDR

 222,000,000

 NR/Baa3

 Indonesia Treasury Bond, 6.125%, 5/15/28

 13,636

 IDR

 200,000,000

 NR/Baa3

 Indonesia Treasury Bond, 7.0%, 5/15/27

 13,366

 IDR

 2,500,000,000

 NR/Baa3

 Indonesia Treasury Bond, 7.375%, 9/15/16

 201,065

 IDR

 1,210,000,000

 NR/Baa3

 Indonesia Treasury Bond, 8.25%, 6/15/32

 87,455

 EURO

 35,000

 BBB+/Baa3

 Ireland Government Bond, 5.0%, 10/18/20

 54,580

 EURO

 50,000

 NR/Baa2

 Italy Buoni Poliennali Del Tesoro, 3.75%, 8/1/16

 71,386

 EURO

 100,000

 NR/Baa2

 Italy Buoni Poliennali Del Tesoro, 4.75%, 8/1/23 (144A)

 147,062

 EURO

 25,000

 NR/Baa2

 Italy Buoni Poliennali Del Tesoro, 6.5%, 11/1/27

 42,014

 JPY

 46,500,000

 NR/Aa3

 Japan Government Ten Year Bond, 1.0%, 12/20/21

 473,505

 JPY

 30,000,000

 NR/Aa3

 Japan Government Ten Year Bond, 1.7%, 9/20/16

 305,472

 JPY

 5,000,000

 NR/Aa3

 Japan Government Thirty Year Bond, 2.3%, 12/20/36

 55,810

 JPY

 27,000,000

 NR/Aa3

 Japan Government Twenty Year Bond, 1.5%, 3/20/19

 281,231

 MYR

 507,000

 NR/NR

 Malaysia Government Bond, 3.418%, 8/15/22

 142,002

 MXN

 1,050,000

 A/Baa1

 Mexican Bonos, 6.5%, 6/9/22

 78,963

 MXN

 100,000

 A/Baa1

 Mexican Bonos, 7.5%, 6/3/27

 7,806

 MXN

 3,460,556

 A/Baa1

 Mexican Udibonos, 2.0%, 6/9/22

 245,051

 MXN

 6,123,072

 A/Baa1

 Mexican Udibonos, 3.5%, 12/14/17

 493,748

 EURO

 91,000

 NR/Aaa

 Netherlands Government Bond, 5.5%, 1/15/28 (144A)

 169,384

 NGN

 20,000,000

 NR/NR

 Nigeria Government Bond, 16.0%, 6/29/19

 133,284

 NGN

 7,000,000

 NR/NR

 Nigeria Treasury Bill, 2/6/14 (c)

 43,021

 NGN

 15,000,000

 NR/NR

 Nigeria Treasury Bill, 3/6/14 (c)

 91,321

 NGN

 27,000,000

 NR/NR

 Nigeria Treasury Bill, 4/10/14 (c)

 162,515

 NGN

 15,000,000

 NR/NR

 Nigeria Treasury Bill, 4/24/14 (c)

 89,866

 NOK

 1,800,000

 AAA/Aaa

 Norway Government Bond, 2.0%, 5/24/23

 269,522

 NOK

 965,000

 AAA/Aaa

 Norway Government Bond, 4.25%, 5/19/17

 166,366

 NOK

 1,490,000

 AAA/Aaa

 Norway Government Bond, 4.5%, 5/22/19

 265,705

 NOK

 2,065,000

 AAA/Aaa

 Norway Government Bond, 5.0%, 5/15/15

 343,901

 PHP

 2,970,000

 NR/Baa3

 Philippine Government Bond, 7.625%, 9/29/36

 82,103

 PLN

 1,400,000

 A/A2

 Poland Government Bond, 5.25%, 10/25/17

 464,010

 PLN

 1,650,000

 A/A2

 Poland Government Bond, 5.5%, 4/25/15

 539,540

 100,000

 A-/A2

 Poland Government International Bond, 4.0%, 1/22/24

 98,000

 NZD

 250,000

 AA-/Aa2

 Province of Ontario Canada, 6.25%, 6/16/15

 208,117

 RON

 770,000

 NR/NR

 Romania Government Bond, 5.85%, 4/26/23

 233,230

 RON

 200,000

 NR/NR

 Romania Government Bond, 5.9%, 7/26/17

 63,039

 RUB

 4,200,000

 BBB+/Baa1

 Russian Federal Bond - OFZ, 7.5%, 3/15/18

 118,656

 RUB

 9,000,000

 BBB+/Baa1

 Russian Federal Bond - OFZ, 8.15%, 2/3/27

 254,109

 200,000

 B/NR

 Rwanda International Government Bond, 6.625%, 5/2/23 (144A)

 191,500

 EURO

 100,000

 BBB-/Baa3

 Spain Government Bond, 4.1%, 7/30/18

 146,055

 TRY

 180,928

 NR/NR

 Turkey Government Bond, 10.5%, 1/15/20

 80,947

 200,000

 CCC+/Caa2

 Ukraine Government International Bond, 7.5%, 4/17/23 (144A)

 169,500

 GBP

 70,000

 NR/Aa1

 United Kingdom Gilt, 4.25%, 9/7/39

 130,528

 GBP

 75,000

 NR/Aa1

 United Kingdom Gilt, 8.75%, 8/25/17

 155,333

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $9,401,332)

 $

 8,839,680

 MUNICIPAL BONDS - 3.4%

 Education Services - 0.1%

 25,000

 AAA/Aaa

 Massachusetts Institute of Technology, 5.6%, 7/1/11

 $

 30,520

 Municipal Airport - 0.1%

 20,000

 BBB/Baa1

 Indianapolis Airport Authority, 5.1%, 1/15/17

 $

 22,080

 Municipal Development - 0.2%

 50,000

 AA-/Aa3

 California Statewide Communities Development Authority, 6.0%, 8/15/42

 $

 57,472

 Municipal General - 0.3%

 70,000

 AA/A2

 JobsOhio Beverage System, 3.985%, 1/1/29

 $

 66,317

 20,000

 AA/A2

 JobsOhio Beverage System, 4.532%, 1/1/35

 19,142

 $

 85,459

 Municipal Higher Education - 1.7%

 25,000

 A+/NR

 Baylor University, 4.313%, 3/1/42

 $

 23,333

 50,000

 AAA/Aaa

 Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/40

 54,410

 25,000

 AAA/Aaa

 Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/42

 26,453

 30,000

 AAA/Aaa

 Health & Educational Facilities Authority of the State of Missouri, 5.0%, 11/15/39

 32,417

 50,000

 AAA/Aaa

 Houston Higher Education Finance Corp., 4.5%, 11/15/37

 50,712

 25,000

 AA/Aa1

 Illinois Finance Authority, 5.0%, 10/1/51

 25,472

 70,000

 AAA/Aaa

 Massachusetts Health & Educational Facilities Authority, 5.5%, 11/15/36

 78,466

 25,000

 AAA/Aaa

 Massachusetts Health & Educational Facilities Authority, 5.5%, 7/1/32

 31,784

 10,000

 AAA/Aaa

 Massachusetts Health & Educational Facilities Authority, 5.5%, 7/1/36

 11,130

 50,000

 AA/Aa1

 New York State Dormitory Authority Series A, 5.0%, 7/1/40

 54,001

 50,000

 AAA/Aaa

 New York State Dormitory Authority, 5.0%, 7/1/38

 54,778

 20,000

 AAA/Aaa

 Permanent University Fund, 5.0%, 7/1/30

 23,150

 50,000

 AA/Aa1

 University of California, 3.38%, 5/15/28

 46,545

 $

 512,651

 Municipal Medical - 0.1%

 25,000

 AA-/A1

 Massachusetts Development Finance Agency, 5.25%, 4/1/37

 $

 26,402

 Municipal Power - 0.1%

 25,000

 AA-/A1

 South Carolina State Public Service Authority, 5.0%, 12/1/43

 $

 25,614

 Municipal Transportation - 0.2%

 50,000

 AA+/Aa2

 Metropolitan Transit Authority of Harris County, 5.0%, 11/1/41

 $

 53,027

 Municipal Water - 0.4%

 45,000

 AAA/Aa1

 City of Charleston South Carolina Waterworks & Sewer System Revenue, 5.0%, 1/1/41

 $

 47,974

 20,000

 AAA/Aa2

 Hampton Roads Sanitation District, 5.0%, 4/1/38

 21,279

 45,000

 AAA/NR

 Tarrant Regional Water District, 5.0%, 3/1/52

 46,958

 $

 116,211

 Municipal Obligation - 0.2%

 50,000

 AA+/Aa1

 State of Washington, 5.0%, 8/1/39

 $

 53,246

 TOTAL MUNICIPAL BONDS

 (Cost $950,254)

 $

 982,682

 SENIOR FLOATING RATE LOAN INTERESTS - 0.7% **

 Commercial Services & Supplies - 0.2%

 Office Services & Supplies - 0.2%

 48,902

 0.00

 NR/NR

 West Corp., B-10 Term Loan (First Lien), 6/30/18

 $

 49,075

 Total Commercial Services & Supplies

 $

 49,075

 Pharmaceuticals, Biotechnology & Life Sciences - 0.5%

 Life Sciences Tools & Services - 0.5%

 150,000

 7.25

 NR/NR

 JLL/Delta Patheon Holdings  Bridge loan, 12/11/14

 $

 150,000

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 150,000

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $199,814)

 $

 199,075

 Principal Amounts

 Purchased Put Option - 0.0%  †

 84,202

 JPMorgan Securities LLC, USD vs TRY @ 2.154, 1/12/15

 $

 693

 TOTAL PURCHASED PUT OPTION

 (Cost $1,387)

 $

 693

 TOTAL INVESTMENT IN SECURITIES - 92.0%

 (Cost $26,755,304) (a)

 $

 26,718,654

 OTHER ASSETS & LIABILITIES - 8.0%

 $

 2,324,789

 TOTAL NET ASSETS - 100.0%

 $

 29,043,443

 Principal Amounts

 Value

 Written Call Option

 (84,202)

 JPMorgan Securities LLC, USD vs TRY @ 2.950, 1/12/15

 $

 (2,345)

 TOTAL WRITTEN CALL OPTION

 (Cost $(1,387))

 (2,345)

 †

 Amount rounds to less than 0.1%.

 NR

 Not rated by either S&P or Moody's.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 REIT

 Real Estate Investment Trust.

 (Perpetual)

 Security with no stated maturity date.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At January 31, 2014, the value of these securities amounted to $6,456,814 or 22.2% of total net assets.

 (a)

 At January 31, 2014, the net unrealized depreciation on investments based on cost for federal income tax purposes of $26,761,260 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 1,277,784

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (1,320,390)

 Net unrealized depreciation

 $

 (42,606)

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at end of period.

 (c)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 (d)

 Security represents the interest only portion payments on a pool of underlying mortgages or mortgage-backed securities.

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 AUD

 Australian Dollar

 BRL

 Brazilian Real

 CAD

 Canadian Dollar

 CHF

 Swiss Franc

 COP

 Colombian Peso

 DKK

 Danish Kroner

 EURO

 Euro

 GBP

 British Pound Sterling

 GHS

 Ghanian Cedi

 IDR

 Indonesian Rupiah

 JPY

 Japanese Yen

 MXN

 Mexican Peso

 MYR

 Malaysian Ringgit

 NGN

 Nigerian Naira

 NOK

 Norwegian Krone

 NZD

 New Zealand Dollar

 PHP

 Philippine Peso

 PLN

 New Polish Zloty

 RON

 Romanian New Leu

 RUB

 Russian Ruble

 TRY

 Turkish Lira

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of January 31, 2014, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

$
-

$
603,377

$
-

$
603,377

 Preferred Stocks

452,677

48,625

109,168

610,470

 Convertible Preferred Stocks

150,475

-

-

150,475

 Asset Backed Securities

-

918,764

-

918,764

 Collateralized Mortgage Obligations

-

3,493,883

-

3,493,883

 Corporate Bonds

-

9,467,273

-

9,467,273

 U.S. Government And Agency Obligations

-

1,452,282

-

1,452,282

 Foreign Government Bonds

-

8,839,680

-

8,839,680

 Municipal Bonds

-

982,682

-

982,682

 Senior Floating Rate Loan Interests

-

199,075

-

199,075

 Purchased Put Option

693

-

-

693

 Total

$
603,845

$
26,005,641

$
109,168

$
26,718,654

 Other Financial Instruments

 Net unrealized depreciation on forward foreign currency contracts

$
-

$
26,636

$
-

$
26,636

 Futures Contracts

(4,453
)

-

-

(4,453
)

 Written Call Option

(2,345
)

-

-

(2,345
)

 Total Other Financial Instruments

$
(6,798
)

$
26,636

$
-

$
19,838

 The following is a reconciliation of assets valued using significant observable inputs (Level 3):

 Preferred

 Stocks

 Balance as of 10/31/13

$
105,090

 Realized gain (loss)1

2,216

 Change in unrealized appreciation (depreciation)2

(637
)

 Purchases

30,000

 Sales

(27,501
)

 Transfers in to Level 3*

-

 Transfers out of Level 3*

-

 Balance as of 1/31/14

$
109,168

1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.

*

 Transfers are calculated on the beginning of period values.

 During the period ended January 31, 2014, there were no transfers between Levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 1/31/14

(637
)

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Pioneer Series Trust VII By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date April 1, 2014 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date April 1, 2014 By (Signature and Title)* /s/ Mark Bradley ----------------- Mark Bradley, Treasurer Date April 1, 2014 * Print the name and title of each signing officer under his or her signature.